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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07687

First American Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi  800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:   August 31

Date of reporting period:  August 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

2005 Annual Report LIFECYCLE FUNDS

First American Lifecycle Funds

Lifecycle funds take the guesswork out of investing by including a variety of stock and bond funds in one product. When you invest in lifecycle funds, the big decisions are already made. You get the benefits of asset allocation, diversification, and rebalancing in one fund. They’re designed to help you meet your goals based on your stage in life and your tolerance for risk.

Lifecycle funds help you spend less time thinking about whether your investment strategies are meeting your goals. They help simplify investing and allow you to spend more time doing the things you want to do.

TABLE OF CONTENTS

Message to Shareholders	1

Report of Independent Registered Public Accounting Firm	14

Schedule of Investments	15

Statements of Assets and Liabilities	17

Statements of Operations	18

Statements of Changes in Net Assets	20

Financial Highlights	22

Notes to Financial Statements	26

Notice to Shareholders	33

Lifecycle Funds are “fund of funds” comprised of holdings in several different First American Funds, which may include small-cap, mid-cap, large-cap, money market, international, sector, and/or debt securities. The investment advisor allocates and reallocates the funds’ assets among the underlying First American Funds within ranges designed to meet the investment objectives. See the funds’ prospectus for special risks, which may be associated with the underlying funds.

Mutual fund investing involves risk; principal loss is possible.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Message to SHAREHOLDERS October 17, 2005

Dear Shareholders:

We invite you to take a few minutes to review the results of the funds’ most recent fiscal period. Because the funds have changed their fiscal year-end from September 30 to August 31, this report covers the 11-month time period from October 1, 2004, through August 31, 2005.

This report includes comparative performance graphs and tables, portfolio commentaries, complete listings of portfolio holdings, and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

Also, through our website, firstamericanfunds.com, we provide quarterly performance fact sheets on all First American Funds, the economic outlook as viewed by our senior investment officers, and other information about fund investments and portfolio strategies.

Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.FUND.

We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.

Sincerely,

/s/ Virginia L. Stringer	/s/ Thomas S. Schreier
Virginia L. Stringer	Thomas S. Schreier, Jr.
Chairperson of the Board	President
First American Strategy Funds, Inc.	First American Strategy Funds, Inc.

Strategy Aggressive Growth Allocation fund

Investment Objective: seeks a high level of capital growth.

Benchmark change

We introduced new benchmarks for the fiscal period, ones that ensure greater consistency across the four First American Lifecycle Funds* and that correspond more closely both with the components of each portfolio and with the portfolio management strategies we have pursued for the last several years. We updated the fixed-income index from the Lehman U.S. Government/Credit Bond Index** to the Lehman Aggregate Bond Index**. The Morgan Stanley Capital International Europe, Australasia, Far East Index** (MSCI EAFE Index) was added to reflect the growing international component in our fund portfolios. The Standard and Poor's 500 Composite Index** was replaced by the more broad-ranging Russell 3000 Index**.

How did the fund perform for the fiscal period ended August 31, 2005?

The First American Strategy Aggressive Growth Allocation Fund, Class Y shares, returned 15.87% for the fiscal period ended August 31, 2005 (Class A shares returned 15.53% without taking the sales charge into account). By comparison, the fund's benchmarks, the Russell 3000 Index**, the MSCI EAFE Index**, and the Lehman Aggregate Bond Index** returned 11.75%, 20.91%, and 3.87%, respectively, for the same period.

How did general economic and market conditions affect performance?

Economic growth has moderated from the stimulus-induced bounce in late 2003 and early 2004, but has nevertheless continued at a solid pace over the course of the past period. Solid economic growth, in turn, improved labor market conditions. While core inflation has been basically stable at a relatively low level, overall inflation has risen with the continuing climb of energy prices during the past period. The combination of solid growth, lower unemployment, and the potential for higher energy prices to pass through to broader inflation measures has kept the Fed incrementally raising the Fed Funds Rate at each Federal Open Market Committee meeting since June 2004.

The corporate sector of the economy has performed very well in this economic environment, with operating earnings up sharply through the third quarter of 2005. Underlying economic conditions remain generally favorable for the financial markets, although risks have risen with energy prices and the widespread disruption to activity from Hurricanes Katrina and Rita. The fund's overweight position in equities boosted performance by helping us take advantage of the rising share prices consistent with corporate earnings. The fund had a fixed-income allocation appropriate for its investment objective but benefited by lowering the weight of that allocation at the time when fixed-income returns were weaker because of the concerns about rising inflation.

What was the overall investment strategy?

The fund's investment in other First American funds is based on a carefully thought out asset allocation model developed by the portfolio management team. The investments reflect the fund's objective to seek a high level of capital growth. To achieve this goal, the fund invests heavily in equity funds, with only a 10% target of fixed-income funds. Within the equity portion, which comprises domestic and foreign funds, there is a mix of large-, mid-, and small-capitalization funds, as well as growth and value funds. The fixed-income portion is allocated mainly to core and high-yield funds.

What were the portfolio allocations over the last period?

The fund increased its allocation to equities by an additional 5%, ending the fiscal period with a 95%/5% stock/bond mix. The fund's largest investment, in the First American International Fund, was further increased to 26% by the end of the fiscal period, allowing us to reap the benefits of the strong performance by international stocks. Our preference in equities has been for growth-style over value-style funds. Large-cap funds continue to account for the bulk of our stock portfolio, with about twice the allocation in mid-cap funds as in small caps. Our investment in index stock funds was limited to large-cap stocks, and even in that segment it accounted for a very small percentage of assets. This reduction reflects our preference for more actively managed funds. The largest fixed-income allocation was to the First American Inflation Protected Securities Fund. The fund was further diversified by a small allocation to the First American Core Bond Fund.

*The First American Lifecycle Funds are series of First American Strategy Funds, Inc.

**Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

Allocation by Underlying Fund as of August 31, 20051 (% of net assets)

International	25.2%
Large Cap Growth Opportunities	21.4%
Large Cap Value	14.9%
Large Cap Select	11.2%
Mid Cap Growth Opportunities	5.4%
Real Estate Securities	3.8%
Equity Index	3.3%
Mid Cap Value	3.3%
Equity Income	2.9%
Inflation Protected Securities	1.4%
High Income Bond	1.4%
Small Cap Select	1.4%
Prime Obligations	1.3%
Small Cap Growth Opportunities	1.2%
Core Bond	1.1%
Small Cap Value	1.0%

Portfolio Allocation as of August 31, 20051 (% of net assets)

Equity Funds	95.0%
Fixed Income Funds	3.9%
Money Market Fund	1.3%

1  Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2005

Strategy Aggressive Growth Allocation fund continued

Annual Performance1

	August 31, 2005					September 30, 2005**
	Eleven-			Since Inception				Since Inception
	months*	1 year	5 years	10/1/1996	9/24/2001	1 year	5 years	10/1/1996	9/24/2001
Average annual return with sales charge (POP)
Class A	9.15%	11.82%	-	-	7.30%	10.74%	-	-	7.53%
Class B	9.79%	12.51%	-	-	7.42%	11.38%	-	-	7.84%
Class C	13.79%	16.38%	-	-	8.03%	15.38%	-	-	8.23%
Average annual return without sales charge (NAV)
Class A	15.53%	18.27%	-	-	8.84%	17.22%	-	-	9.04%
Class B	14.79%	17.51%	-	-	8.03%	16.38%	-	-	8.23%
Class C	14.79%	17.38%	-	-	8.03%	16.38%	-	-	8.23%
Class R	15.33%	18.06%	(0.60)%	6.15%	-	16.98%	0.27	6.26%	-
Class Y	15.87%	18.65%	-	-	9.09%	17.53%	-	-	9.28%
S&P 500 Composite Index[2]	11.35%	12.56%	(2.71)%	8.30%	6.93%	12.25%	(1.49)%	8.32%	7.00%
Lehman U.S. Government/Credit Bond Index[3]	3.94%	4.30%	7.25%	7.01%	6.03%	2.58%	6.89%	6.79%	5.55%
Russell 3000 Index[4]	11.75%	13.30%	(3.36)%	6.84%	6.59%	12.60%	(2.30)%	6.87%	6.65%
Lehman Aggregate Bond Index[5]	3.87%	4.15%	6.98%	6.88%	5.63%	2.80%	6.62%	6.69%	5.24%
Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index)[6]	20.91%	18.69%	(0.88)%	6.70%	10.11%	19.51%	0.73%	6.95%	10.61%

Value of $10,000 Investment1, 7  as of August 31, 2005

The chart, above, illustrates the total value of an assumed $10,000 investment in the fund's Class A and Class Y shares (from 9/24/2001 to 8/31/2005) as compared to five widely cited performance indices.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*  Total returns have not been annualized.

**  This table presents average annual total returns through the latest calendar quarter-rather than through the end of the fiscal period.

1  Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Investment in an index is not available.

Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares and the contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

2  An unmanaged index of large-capitalization stocks that includes a representative sample of 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, it also serves as a proxy for the total market.

3  An unmanaged index of Treasury securities, other securities issued by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.

4  An unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's Composite 500 Index as a benchmark. Going forward, the fund will use the Russell 3000 Index as a comparison, because its composition better matches the fund's investment strategies.

5  An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index, and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment-grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset Backed Securities Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto, and home equity loans. Previously, the fund used the Lehman Government/Credit Bond Index as a benchmark. Going forward, the fund will use the Lehman Aggregate Bond Index as a comparison, because its composition better matches the fund's investment strategies.

6  An unmanaged index including approximately 1,000 companies representing the stock markets of 21 countries in Europe, Australasia, and the Far East.

7  Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.

FIRST AMERICAN FUNDS Annual Report 2005

Strategy Aggressive Growth Allocation fund continued

Expense Example

As a shareholder of the Strategy Aggressive Growth Allocation Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005, to August 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (3/01/05)	Ending Account Value (8/31/05)	Expenses Paid During Period[1] (3/01/05 to 8/31/05)
Class A Actual[2]	$1,000.00	$1,037.10	$2.05
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04
Class B Actual[2]	$1,000.00	$1,033.60	$5.89
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85
Class C Actual[2]	$1,000.00	$1,033.60	$5.89
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85
Class R Actual[2]	$1,000.00	$1,036.50	$3.34
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31
Class Y Actual[2]	$1,000.00	$1,039.40	$0.77
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.77

1  Expenses are equal to the fund's annualized expense ratio of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

2  Based on the actual returns for the six months ended August 31, 2005: 3.71% for Class A, 3.36% for Class B, 3.36% for Class C, 3.65% for Class R, and 3.94% for Class Y.

FIRST AMERICAN FUNDS Annual Report 2005

Strategy Growth Allocation fund

Investment Objective: seeks capital growth with a moderate level of current income.

Benchmark change

We introduced new benchmarks for the fiscal period, ones that ensure greater consistency across the four First American Lifecycle Funds* and that correspond more closely both with the components of each portfolio and with the portfolio management strategies we have pursued for the last several years. We updated the fixed-income index from the Lehman U.S. Government/Credit Bond Index** to the Lehman Aggregate Bond Index**. The Morgan Stanley Capital International Europe, Australasia, Far East Index** (MSCI EAFE Index) was added to reflect the growing international component in our fund portfolios. The Standard and Poor's 500 Composite Index** was replaced by the more broad-ranging Russell 3000 Index**.

How did the fund perform for the fiscal period ended August 31, 2005?

The First American Strategy Growth Allocation Fund, Class Y shares, returned 13.78% for the fiscal period ended August 31, 2005 (Class A shares returned 13.56% without taking the sales charge into account). By comparison, the fund's benchmarks, the Russell 3000 Index**, the MSCI EAFE Index**, and the Lehman Aggregate Bond Index** returned 11.75%, 20.91%, and 3.87%, respectively, for the same period.

How did general economic and market conditions affect performance?

Economic growth has moderated from the stimulus-induced bounce in late 2003 and early 2004, but has nevertheless continued at a solid pace over the course of the past period. Solid economic growth, in turn, improved labor market conditions. While core inflation has been basically stable at a relatively low level, overall inflation has risen with the continuing climb of energy prices during the past period. The combination of solid growth, lower unemployment, and the potential for higher energy prices to pass through to broader inflation measures has kept the Fed incrementally raising the Fed Funds Rate at each Federal Open Market Committee meeting since June 2004.

The corporate sector of the economy has performed very well in this economic environment, with operating earnings up sharply through the third quarter of 2005. Underlying economic conditions remain generally favorable for the financial markets, although risks have risen with energy prices and the widespread disruption to activity from Hurricanes Katrina and Rita. Solid economic growth spurred the fund's performance. The fund's overweight position in equities boosted performance by helping us take advantage of the rising share prices consistent with corporate earnings. The fund had a fixed-income allocation appropriate for its investment objective but benefited by lowering the weight of that allocation at the time when fixed-income returns were weaker because of the concerns about rising inflation.

What was the overall investment strategy?

The fund's investment in other First American funds is based on a carefully thought out asset allocation model developed by the portfolio management team. The investments reflect the fund's objective to provide capital growth with a moderate level of current income. To achieve this goal, the fund is broadly diversified over both equity styles and fixed-income styles, generally aiming for a 75%/25% stock/bond mix, with some latitude for tactical overweighting. Within the equity portion, the fund's positions are allocated across large-, mid-, and small-capitalization funds, as well as growth and value style funds. In addition, the fund invests in both domestic and foreign equity funds. The fixed-income portion has allocations to both core and high-yield funds.

What were the portfolio allocations over the last period?

The fund increased its allocation to equities by an additional 4.5%, ending the fiscal period with an 84%/16% stock/bond mix. This further shift from a moderate to substantial overweight in equities was designed to take advantage of equities' potential to outperform the fixed-income market. Within the equity portion, our preference has been for large-cap funds and for growth-style over value-style funds. In view of the growing attractiveness of international equities, the fund significantly increased its allocation in the First American International Fund, making it our largest position in the entire portfolio. We have reduced our position in index stock funds in favor of our more actively managed funds, notably the First American Large Cap Select Fund. We maintained the fund's allocations to the First American Real Estate Securities Fund but with a defensive posture, given the potentially stretched valuations in the real estate market. The fixed-income portion of the fund was further diversified by a small allocation to the First American Inflation Protected Securities Fund.

*The First American Lifecycle Funds are series of First American Strategy Funds, Inc.

**Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

Allocation by Underlying Fund as of August 31, 20051 (% of net assets)

International	21.0%
Large Cap Growth Opportunities	19.2%
Large Cap Value	13.2%
Core Bond	9.7%
Large Cap Select	9.7%
Equity Income	4.4%
Equity Index	4.4%
Mid Cap Growth Opportunities	3.4%
Inflation Protected Securities	3.4%
Real Estate Securities	3.3%
Mid Cap Value	2.2%
High Income Bond	2.0%
Prime Obligations	1.5%
Small Cap Select	1.1%
Small Cap Value	1.0%
Small Cap Growth Opportunities	0.7%

Portfolio Allocation as of August 31, 20051 (% of net assets)

Equity Funds	83.6%
Fixed Income Funds	15.1%
Money Market Fund	1.5%

1  Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2005

Strategy Growth Allocation fund continued

Annual Performance1

	August 31, 2005					September 30, 2005**
	Eleven-			Since Inception				Since Inception
	months*	1 year	5 years	10/1/1996	9/24/2001	1 year	5 years	10/1/1996	9/24/2001
Average annual return with sales charge (POP)
Class A	7.33%	9.56%	-	-	6.45%	8.56%	-	-	6.62%
Class B	7.78%	9.96%	-	-	6.57%	8.99%	-	-	6.93%
Class C	11.94%	14.12%	-	-	7.23%	13.15%	-	-	7.36%
Average annual return without sales charge (NAV)
Class A	13.56%	15.93%	-	-	7.99%	14.86%	-	-	8.13%
Class B	12.78%	14.96%	-	-	7.20%	13.99%	-	-	7.33%
Class C	12.94%	15.12%	-	-	7.23%	14.15%	-	-	7.36%
Class R	13.41%	15.68%	0.45%	6.05%	-	14.66%	1.14	6.12%	-
Class Y	13.78%	16.18%	-	-	8.23%	15.16%	-	-	8.38%
S&P 500 Composite Index[2]	11.35%	12.56%	(2.71)%	8.30%	6.93%	12.25%	(1.49)%	8.32%	7.00%
Lehman U.S. Government/Credit Bond Index[3]	3.94%	4.30%	7.25%	7.01%	6.03%	2.58%	6.89%	6.79%	5.55%
Russell 3000 Index[4]	11.75%	13.30%	(3.36)%	6.84%	6.59%	12.60%	(2.30)%	6.87%	6.65%
Lehman Aggregate Bond Index[5]	3.87%	4.15%	6.98%	6.88%	5.63%	2.80%	6.62%	6.69%	5.24%
Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index)[6]	20.91%	18.69%	(0.88)%	6.70%	10.11%	19.51%	0.73%	6.95%	10.61%

Value of $10,000 Investment1, 7  as of August 31, 2005

The chart, above, illustrates the total value of an assumed $10,000 investment in the fund's Class A and Class Y shares (from 9/24/2001 to 8/31/2005) as compared to five widely cited performance indices.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*  Total returns have not been annualized.

**  This table presents average annual total returns through the latest calendar quarter-rather than through the end of the fiscal period.

1  Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Investment in an index is not available.

Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares and the contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

2  An unmanaged index of large-capitalization stocks that includes a representative sample of 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, it also serves as a proxy for the total market.

3  An unmanaged index of Treasury securities, other securities issued by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.

4  An unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's Composite 500 Index as a benchmark. Going forward, the fund will use the Russell 3000 Index as a comparison, because its composition better matches the fund's investment strategies.

5  An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index, and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment-grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset Backed Securities Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto, and home equity loans. Previously, the fund used the Lehman Government/Credit Bond Index as a benchmark. Going forward, the fund will use the Lehman Aggregate Bond Index as a comparison, because its composition better matches the fund's investment strategies.

6  An unmanaged index including approximately 1,000 companies representing the stock markets of 21 countries in Europe, Australasia, and the Far East.

7  Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.

FIRST AMERICAN FUNDS Annual Report 2005

Strategy Growth Allocation fund continued

Expense Example

As a shareholder of the Strategy Growth Allocation Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005, to August 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (3/01/05)	Ending Account Value (8/31/05)	Expenses Paid During Period[1] (3/01/05 to 8/31/05)
Class A Actual[2]	$1,000.00	$1,035.70	$2.05
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04
Class B Actual[2]	$1,000.00	$1,031.50	$5.89
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85
Class C Actual[2]	$1,000.00	$1,032.20	$5.89
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85
Class R Actual[2]	$1,000.00	$1,034.60	$3.33
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31
Class Y Actual[2]	$1,000.00	$1,036.00	$0.77
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.77

1  Expenses are equal to the fund's annualized expense ratio of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

2  Based on the actual returns for the six months ended August 31, 2005: 3.57% for Class A, 3.15% for Class B, 3.22% for Class C, 3.46% for Class R, and 3.60% for Class Y.

FIRST AMERICAN FUNDS Annual Report 2005

Strategy Growth & Income Allocation fund

Investment Objective: seeks both capital growth and current income.

Benchmark change

We introduced new benchmarks for the fiscal period, ones that ensure greater consistency across the four First American Lifecycle Funds* and that correspond more closely both with the components of each portfolio and with the portfolio management strategies we have pursued for the last several years. We updated the fixed-income index from the Lehman U.S. Government/Credit Bond Index** to the Lehman Aggregate Bond Index**. The Morgan Stanley Capital International Europe, Australasia, Far East Index** (MSCI EAFE Index) was added to reflect the growing international component in our fund portfolios. The Standard and Poor's 500 Composite Index** was replaced by the more broad-ranging Russell 3000 Index**.

How did the fund perform for the fiscal period ended August 31, 2005?

The First American Strategy Growth & Income Allocation Fund, Class Y shares, returned 12.02% for the fiscal period ended August 31, 2005 (Class A shares returned 11.68% without taking the sales charge into account). By comparison, the fund's benchmarks, the Russell 3000 Index**, the MSCI EAFE Index**, and the Lehman Aggregate Bond Index** returned 11.75%, 20.91%, and 3.87%, respectively, for the same period.

How did general economic and market conditions affect performance?

Economic growth has moderated from the stimulus-induced bounce in late 2003 and early 2004, but has nevertheless continued at a solid pace over the course of the past period. Solid economic growth, in turn, improved labor market conditions. While core inflation has been basically stable at a relatively low level, overall inflation has risen with the continuing climb of energy prices during the past period. The combination of solid growth, lower unemployment, and the potential for higher energy prices to be reflected by broader inflation measures has kept the Fed incrementally raising the Fed Funds Rate at each Federal Open Market Committee meeting since June 2004.

The corporate sector of the economy has performed very well in this economic environment, with operating earnings up sharply through the third quarter of 2005. Underlying economic conditions remain generally favorable for the financial markets, although risks have risen with energy prices and the widespread disruption to activity from Hurricanes Katrina and Rita. The fund's overweight position in equities boosted performance by helping us take advantage of the rising share prices consistent with corporate earnings. The fund had a fixed-income allocation appropriate for its investment objective but benefited by lowering the weight of that allocation at the time when fixed-income returns were weaker because of the concerns about rising inflation.

What was the overall investment strategy?

The fund's investment in other First American funds is based on a carefully thought out asset allocation model developed by the portfolio management team. The investments reflect the fund's objective to provide capital growth and current income. To achieve this goal, the fund aims for a stock-bond mix of 60%/40%, recognized in the industry as the most closely "balanced" portfolio between stock and bond returns with consideration to risk and reward. Within the stock and bond portions, the fund is broadly diversified among domestic and foreign, large-, mid-, and small-cap, and growth and value equity funds, as well as core and high-yield bond funds.

What were the portfolio allocations over the last period?

During this fiscal period, guided by the belief that equities would see an increase in performance as interest rates rose, we moved the fund's position in equity funds from modest to substantial overweight, with emphasis on large-cap funds. Our preference has been for growth-style over value-style funds, hence a modest overweight in that area. In view of the growing attractiveness of international equities, the fund has more than doubled its allocation in the First American International Fund. We have reduced our position in index stock funds in favor of our more actively managed funds, notably the First American Large Cap Select Fund. We maintained the fund's allocation to the First American Real Estate Securities Fund but with a defensive posture, given the potentially stretched valuations in the real estate market. In the fixed-income portion of the fund, we added exposure to the First American Inflation Protected Securities Fund, thereby further broadening the portfolio's diversification.

*The First American Lifecycle Funds are series of First American Strategy Funds, Inc.

**Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

Allocation by Underlying Fund as of August 31, 20051 (% of net assets)

Core Bond	21.8%
International	17.6%
Large Cap Growth Opportunities	13.3%
Large Cap Value	10.7%
Large Cap Select	8.5%
Inflation Protected Securities	6.0%
Equity Index	5.3%
Equity Income	3.8%
Real Estate Securities	2.9%
Mid Cap Growth Opportunities	2.7%
High Income Bond	2.6%
Mid Cap Value	2.0%
Prime Obligations	1.3%
Small Cap Select	1.2%
Small Cap Growth Opportunities	0.5%

Portfolio Allocation as of August 31, 20051 (% of net assets)

Equity Funds	68.5%
Fixed Income Funds	30.4%
Money Market Fund	1.3%

1  Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2005

Strategy Growth & Income Allocation fund continued

Annual Performance1

	August 31, 2005					September 30, 2005**
	Eleven-			Since Inception				Since Inception
	months*	1 year	5 years	10/1/1996	9/24/2001	1 year	5 years	10/1/1996	9/24/2001
Average annual return with sales charge (POP)
Class A	5.53%	7.18%	-	-	5.69%	6.45%	-	-	5.80%
Class B	5.93%	7.57%	-	-	5.82%	6.81%	-	-	6.12%
Class C	9.89%	11.53%	-	-	6.44%	10.76%	-	-	6.51%
Average annual return without sales charge (NAV)
Class A	11.68%	13.39%	-	-	7.22%	12.66%	-	-	7.30%
Class B	10.93%	12.57%	-	-	6.46%	11.81%	-	-	6.53%
Class C	10.89%	12.53%	-	-	6.44%	11.76%	-	-	6.51%
Class R	11.52%	13.22%	1.51%	5.96%	-	12.46%	2.05%	6.01%	-
Class Y	12.02%	13.76%	-	-	7.50%	12.86%	-	-	7.54%
S&P 500 Composite Index[2]	11.35%	12.56%	(2.71)%	8.30%	6.93%	12.25%	(1.49)%	8.32%	7.00%
Lehman U.S. Government/Credit Bond Index[3]	3.94%	4.30%	7.25%	7.01%	6.03%	2.58%	6.89%	6.79%	5.55%
Russell 3000 Index[4]	11.75%	13.30%	(3.36)%	6.84%	6.59%	12.60%	(2.30)%	6.87%	6.65%
Lehman Aggregate Bond Index[5]	3.87%	4.15%	6.98%	6.88%	5.63%	2.80%	6.62%	6.69%	5.24%
Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index)[6]	20.91%	18.69%	(0.88)%	6.70%	10.11%	19.51%	0.73%	6.95%	10.61%

Value of $10,000 Investment1, 7  as of August 31, 2005

The chart, above, illustrates the total value of an assumed $10,000 investment in the fund's Class A and Class Y shares (from 9/24/2001 to 8/31/2005) as compared to five widely cited performance indices.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*  Total returns have not been annualized.

**  This table presents average annual total returns through the latest calendar quarter-rather than through the end of the fiscal period.

1  Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Investment in an index is not available.

Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares and the contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

2  An unmanaged index of large-capitalization stocks that includes a representative sample of 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, it also serves as a proxy for the total market.

3  An unmanaged index of Treasury securities, other securities issued by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.

4  An unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's Composite 500 Index as a benchmark. Going forward, the fund will use the Russell 3000 Index as a comparison, because its composition better matches the fund's investment strategies.

5  An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index, and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment-grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset Backed Securities Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto, and home equity loans. Previously, the fund used the Lehman Government/Credit Bond Index as a benchmark. Going forward, the fund will use the Lehman Aggregate Bond Index as a comparison, because its composition better matches the fund's investment strategies.

6  An unmanaged index including approximately 1,000 companies representing the stock markets of 21 countries in Europe, Australasia, and the Far East.

7  Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.

FIRST AMERICAN FUNDS Annual Report 2005

Strategy Growth & Income Allocation fund continued

Expense Example

As a shareholder of the Strategy Growth & Income Allocation Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005, to August 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (3/01/05)	Ending Account Value (8/31/05)	Expenses Paid During Period[1] (3/01/05 to 8/31/05)
Class A Actual[2]	$1,000.00	$1,033.60	$2.05
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04
Class B Actual[2]	$1,000.00	$1,030.20	$5.88
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85
Class C Actual[2]	$1,000.00	$1,030.00	$5.88
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85
Class R Actual[2]	$1,000.00	$1,032.30	$3.33
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31
Class Y Actual[2]	$1,000.00	$1,036.00	$0.77
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.77

1  Expenses are equal to the fund's annualized expense ratio of 0.40%, 1.15%, 1.15%, 0.65% and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

2  Based on the actual returns for the six months ended August 31, 2005: 3.36% for Class A, 3.02% for Class B, 3.00% for Class C, 3.23% for Class R, and 3.60% for Class Y.

FIRST AMERICAN FUNDS Annual Report 2005

Strategy Income Allocation fund

Investment Objective: seeks a high level of current income consistent with limited risk of capital.

Benchmark change

We introduced new benchmarks for the fiscal period, ones that ensure greater consistency across the four First American Lifecycle Funds* and that correspond more closely both with the components of each portfolio and with the portfolio management strategies we have pursued for the last several years. We updated the fixed-income index from the Lehman U.S. Government/Credit Bond Index** to the Lehman Aggregate Bond Index**. The Morgan Stanley Capital International Europe, Australasia, Far East Index** (MSCI EAFE Index) was added to reflect the growing international component in our fund portfolios. The Standard and Poor's 500 Composite Index** was replaced by the more broad-ranging Russell 3000 Index**.

How did the fund perform for the fiscal period ended August 31, 2005?

The First American Strategy Income Allocation Fund, Class Y shares, returned 7.85% for the fiscal period ended August 31, 2005 (Class A shares returned 7.65% without taking the sales charge into account). By comparison, the fund's benchmarks, the Russell 3000 Index**, the MSCI EAFE Index**, and the Lehman Aggregate Bond Index** returned 11.75%, 20.91%, and 3.87%, respectively, for the same period.

How did general economic and market conditions affect performance?

Economic growth has moderated from the stimulus-induced bounce in late 2003 and early 2004, but has nevertheless continued at a solid pace over the course of the past period. Solid economic growth, in turn, improved labor market conditions. While core inflation has been basically stable at a relatively low level, overall inflation has risen with the continuing climb of energy prices during the past period. The combination of solid growth, lower unemployment, and the potential for higher energy prices to pass through to broader inflation measures has kept the Fed incrementally raising the Fed Funds Rate at each Federal Open Market Committee meeting since June 2004.

The corporate sector of the economy has performed very well in this economic environment, with operating earnings up sharply through the third quarter of 2005. Underlying economic conditions remain generally favorable for the financial markets, although risks have risen with energy prices and the widespread disruption to activity from Hurricanes Katrina and Rita. The fund's overweight position in equities boosted performance by helping us take advantage of the rising share prices consistent with corporate earnings. The fund had a fixed-income allocation appropriate for its investment objective but benefited by lowering the weight of that allocation at the time when fixed-income returns were weaker because of the concerns about rising inflation.

What was the overall investment strategy?

The fund's investment in other First American funds is based on a carefully thought out asset allocation model developed by the portfolio management team. The investments reflect the fund's objective to provide a high level of current income consistent with limited risk to capital. Pursuant to this objective, the fund held on average 70% fixed-income funds and 30% equity funds during the fiscal period. The underlying funds that were held were broadly diversified across a range of fixed-income styles, as well as domestic equity styles.

What were the portfolio allocations over the last period?

The fund became more diversified this fiscal period, both in its fixed-income and equity holdings. On the fixed-income side, we have added the First American Inflation Protected Securities Fund as a hedge against potential inflation. Our slight overweight in equities was increased to 37% by the end of the fiscal period, reflecting the attractiveness of equities relative to bonds this period. We broadened our equities strategy to include allocations to growth-style mid- and small-cap funds. Another newcomer among our stock funds was the First American International Fund – a welcome addition during the period when international equities enjoyed strong performance.

*The First American Lifecycle Funds are series of First American Strategy Funds, Inc.

**Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

Allocation by Underlying Fund as of August 31, 20051 (% of net assets)

Core Bond	45.7%
Inflation Protected Securities	13.7%
International	8.8%
Equity Income	6.9%
Equity Index	6.3%
Large Cap Select	4.8%
High Income Bond	2.5%
Real Estate Securities	2.3%
Large Cap Growth Opportunities	2.3%
Prime Obligations	1.5%
Large Cap Value	1.4%
Mid Cap Index	1.4%
Small Cap Index	1.4%
Mid Cap Growth Opportunities	1.3%

Portfolio Allocation as of August 31, 20051 (% of net assets)

Fixed Income Funds	61.9%
Equity Funds	37.0%
Money Market Fund	1.4%

1  Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2005

Strategy Income Allocation fund continued

Annual Performance1

	August 31, 2005					September 30, 2005**
	Eleven-			Since Inception				Since Inception
	months*	1 year	5 years	10/1/1996	9/24/2001	1 year	5 years	10/1/1996	9/24/2001
Average annual return with sales charge (POP)
Class A	1.73%	2.17%	-	-	4.85%	1.70%	-	-	4.74%
Class B	1.99%	2.40%	-	-	4.91%	1.86%	-	-	4.99%
Class C	5.86%	6.26%	-	-	5.58%	5.72%	-	-	5.43%
Average annual return without sales charge (NAV)
Class A	7.65%	8.12%	-	-	6.36%	7.61%	-	-	6.22%
Class B	6.99%	7.40%	-	-	5.57%	6.86%	-	-	5.42%
Class C	6.86%	7.26%	-	-	5.58%	6.72%	-	-	5.43%
Class R	7.35%	7.80%	4.84%	6.00%	-	7.27%	4.86%	5.94%
Class Y	7.85%	8.44%	-	-	6.61%	7.78%	-	-	6.46%
S&P 500 Composite Index[2]	11.35%	12.56%	(2.71)%	8.30%	6.93%	12.25%	(1.49)%	8.32%	7.00%
Lehman U.S. Government/Credit Bond Index[3]	3.94%	4.30%	7.25%	7.01%	6.03%	2.58%	6.89%	6.79%	5.55%
Russell 3000 Index[4]	11.75%	13.30%	(3.36)%	6.84%	6.59%	12.60%	(2.30)%	6.87%	6.65%
Lehman Aggregate Bond Index[5]	3.87%	4.15%	6.98%	6.88%	5.63%	2.80%	6.62%	6.69%	5.24%
Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index)[6]	20.91%	18.69%	(0.88)%	6.70%	10.11%	19.51%	0.73%	6.95%	10.61%

Value of $10,000 Investment1, 7  as of August 31, 2005

The chart, above, illustrates the total value of an assumed $10,000 investment in the fund's Class A and Class Y shares (from 9/24/2001 to 8/31/2005) as compared to five widely cited performance indices.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*  Total returns have not been annualized.

**  This table presents average annual total returns through the latest calendar quarter-rather than through the end of the fiscal period.

1  Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Investment is an index is not available.

Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares and the contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

2  An unmanaged index of large-capitalization stocks that includes a representative sample of 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, it also serves as a proxy for the total market.

3  An unmanaged index of Treasury securities, other securities issued by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.

4  An unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's Composite 500 Index as a benchmark. Going forward, the fund will use the Russell 3000 Index as a comparison, because its composition better matches the fund's investment strategies.

5  An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index, and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment-grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset Backed Securities Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto, and home equity loans. Previously, the fund used the Lehman Government/Credit Bond Index as a benchmark. Going forward, the fund will use the Lehman Aggregate Bond Index as a comparison, because its composition better matches the fund's investment strategies.

6  An unmanaged index including approximately 1,000 companies representing the stock markets of 21 countries in Europe, Australasia, and the Far East.

7  Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.

FIRST AMERICAN FUNDS Annual Report 2005

Strategy Income Allocation fund continued

Expense Example

As a shareholder of the Strategy Income Allocation Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005, to August 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (3/01/05)	Ending Account Value (8/31/05)	Expenses Paid During Period[1] (3/01/05 to 8/31/05)
Class A Actual[2]	$1,000.00	$1,031.00	$2.05
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04
Class B Actual[2]	$1,000.00	$1,027.30	$5.88
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85
Class C Actual[2]	$1,000.00	$1,027.20	$5.88
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85
Class R Actual[2]	$1,000.00	$1,028.60	$3.32
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31
Class Y Actual[2]	$1,000.00	$1,031.40	$0.77
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.77

1  Expenses are equal to the fund's annualized expense ratio of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

2  Based on the actual returns for the six months ended August 31, 2005: 3.10% for Class A, 2.73% for Class B, 2.72% for Class C, 2.86% for Class R, and 3.14% for Class Y.

FIRST AMERICAN FUNDS Annual Report 2005

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
First American Strategy Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of First American Strategy Funds, Inc. (comprised of the Strategy Aggressive Growth Allocation, Strategy Growth Allocation, Strategy Growth & Income Allocation, and Strategy Income Allocation Funds) (the "funds") as of August 31, 2005, and the related statements of operations, changes in net assets, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting First American Strategy Funds, Inc. at August 31, 2005, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
October 14, 2005

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments August 31, 2005

Strategy Aggressive Growth Allocation Fund

DESCRIPTION	SHARES	VALUE (000)
Affiliated Investment Companies
Equity Funds – 95.0%
First American Investment Funds, Inc. (a) Equity Income Fund	210,044	$2,913
Equity Index Fund	145,999	3,333
International Fund	2,070,149	25,090
Large Cap Growth Opportunities Fund	748,031	21,326
Large Cap Select Fund	784,477	11,210
Large Cap Value Fund	753,772	14,849
Mid Cap Growth Opportunities Fund*	124,587	5,356
Mid Cap Value Fund	133,896	3,305
Real Estate Securities Fund	171,369	3,750
Small Cap Growth Opportunities Fund*	50,273	1,231
Small Cap Select Fund*	83,677	1,355
Small Cap Value Fund	58,397	1,006
Total Equity Funds (Cost $84,455)		94,724
Fixed Income Funds – 3.9%
First American Investment Funds, Inc. (a) Core Bond Fund	95,170	1,076
High Income Bond Fund	144,277	1,379
Inflation Protected Securities Fund	136,785	1,399
Total Fixed Income Funds (Cost $3,839)		3,854
Money Market Fund – 1.3%
First American Funds, Inc. (b) Prime Obligations Fund (Cost $1,311)	1,310,734	1,311
Total Affiliated Investment Companies – 100.2% (Cost $89,605)		99,889
Other Assets and Liabilities, Net – (0.2)%		(192)
Total Net Assets – 100.0%		$99,697

*  Fund paid no dividends during the fiscal period.

(a)  Investments in these funds are made in the Y share class.

(b)  Investment in this fund is made in the Z share class.

Strategy Growth Allocation Fund

DESCRIPTION	SHARES	VALUE (000)
Affiliated Investment Companies
Equity Funds – 83.6%
First American Investment Funds, Inc. (a) Equity Income Fund	434,464	$6,026
Equity Index Fund	261,022	5,959
International Fund	2,368,577	28,707
Large Cap Growth Opportunities Fund	920,992	26,258
Large Cap Select Fund	926,780	13,244
Large Cap Value Fund	920,070	18,125
Mid Cap Growth Opportunities Fund*	108,038	4,645
Mid Cap Value Fund	121,483	2,998
Real Estate Securities Fund	204,836	4,482
Small Cap Growth Opportunities Fund*	41,233	1,010
Small Cap Select Fund*	91,557	1,482
Small Cap Value Fund	81,382	1,401
Total Equity Funds (Cost $102,395)		114,337
Fixed Income Funds – 15.1%
First American Investment Funds, Inc. (a) Core Bond Fund	1,178,774	13,320
High Income Bond Fund	289,710	2,770
Inflation Protected Securites Fund	451,324	4,617
Total Fixed Income Funds (Cost $20,517)		20,707
Money Market Fund – 1.5%
First American Funds, Inc. (b) Prime Obligations Fund (Cost $2,072)	2,072,206	2,072
Total Affiliated Investment Companies – 100.2% (Cost $124,984)		137,116
Other Assets and Liabilities, Net – (0.2)%		(278)
Total Net Assets – 100.0%		$136,838

*  Fund paid no dividends during the fiscal period.

(a)  Investments in these funds are made in the Y share class.

(b)  Investment in this fund is made in the Z share class.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments August 31, 2005

Strategy Growth & Income Allocation Fund

DESCRIPTION	SHARES	VALUE (000)
Affiliated Investment Companies
Equity Funds – 68.5%
First American Investment Funds, Inc. (a) Equity Income Fund	681,696	$9,455
Equity Index Fund	577,822	13,192
International Fund	3,615,862	43,824
Large Cap Growth Opportunities Fund	1,162,451	33,142
Large Cap Select Fund	1,489,109	21,279
Large Cap Value Fund	1,355,605	26,705
Mid Cap Growth Opportunities Fund*	156,457	6,726
Mid Cap Value Fund	196,551	4,851
Real Estate Securities Fund	327,392	7,163
Small Cap Growth Opportunities Fund*	51,822	1,269
Small Cap Select Fund*	183,576	2,972
Total Equity Funds (Cost $145,915)		170,578
Fixed Income Funds – 30.4%
First American Investment Funds, Inc. (a) Core Bond Fund	4,811,624	54,371
High Income Bond Fund	675,792	6,461
Inflation Protected Securities Fund	1,458,438	14,920
Total Fixed Income Funds (Cost $75,476)		75,752
Money Market Fund – 1.3%
First American Funds, Inc. (b) Prime Obligations Fund (Cost $3,339)	3,338,829	3,339
Total Affiliated Investment Companies – 100.2% (Cost $224,730)		249,669
Other Assets and Liabilities, Net – (0.2)%		(533)
Total Net Assets – 100.0%		$249,136

*  Fund paid no dividends during the fiscal period.

(a)  Investments in these funds are made in the Y share class.

(b)  Investment in this fund is made in the Z share class.

Strategy Income Allocation Fund

DESCRIPTION	SHARES	VALUE (000)
Affiliated Investment Companies
Equity Funds – 37.0%
First American Investment Funds, Inc. (a) Equity Income Fund	450,620	$6,250
Equity Index Fund	250,001	5,708
International Fund	661,968	8,023
Large Cap Growth Opportunities Fund	73,105	2,084
Large Cap Select Fund	305,139	4,361
Large Cap Value Fund	64,436	1,269
Mid Cap Growth Opportunities Fund*	28,123	1,209
Mid Cap Index Fund	93,668	1,289
Real Estate Securities Fund	97,177	2,126
Small Cap Index Fund	86,868	1,265
Total Equity Funds (Cost $29,645)		33,584
Fixed Income Funds – 61.9%
First American Investment Funds, Inc. (a) Core Bond Fund	3,669,772	41,468
High Income Bond Fund	235,764	2,254
Inflation Protected Securites Fund	1,219,793	12,479
Total Fixed Income Funds (Cost $56,242)		56,201
Money Market Fund – 1.4%
First American Funds, Inc. (b) Prime Obligations Fund (Cost $1,334)	1,334,387	1,334
Total Affiliated Investment Companies – 100.3% (Cost $87,221)		91,119
Other Assets and Liabilities, Net – (0.3%)		(304)
Total Net Assets – 100.0%		$90,815

*  Fund paid no dividends during the fiscal period.

(a)  Investments in these funds are made in the Y share class.

(b)  Investment in this fund is made in the Z share class.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Statements of Assets and Liabilities August 31, 2005, in thousands, except for per share data

	Strategy Aggressive Growth Allocation Fund	Strategy Growth Allocation Fund	Strategy Growth & Income Allocation Fund	Strategy Income Allocation Fund
ASSETS:
Investments in affiliated funds, at value (cost: $89,605, $124,984, $224,730, $87,221) (note 2)	$99,889	$137,116	$249,669	$91,119
Receivable for dividends and interest	4	5	7	3
Receivable for capital shares sold	59	216	242	46
Receivable from advisor	22	29	51	21
Prepaid expenses and other assets	41	42	42	41
Total assets	100,015	137,408	250,011	91,230
LIABILITIES:
Payable for affiliated investment funds purchased	-	100	100	-
Payable for capital shares redeemed	269	402	659	373
Payable to affiliates (note 3)	31	43	77	28
Payable for distribution and shareholder servicing fees	14	21	36	10
Accrued expenses and liabilities	4	4	3	4
Total liabilities	318	570	875	415
Net assets	$99,697	$136,838	$249,136	$90,815
COMPOSITION OF NET ASSETS:
Portfolio capital	$125,541	$146,987	$257,003	$88,233
Undistributed net investment income	29	165	598	450
Accumulated net realized loss on investments	(36,157)	(22,446)	(33,404)	(1,766)
Net unrealized appreciation of investments	10,284	12,132	24,939	3,898
Net assets	$99,697	$136,838	$249,136	$90,815
Class A:
Net assets	$54,452	$67,968	$137,084	$31,158
Shares issued and outstanding ($0.01 par value - 10 billion authorized)	4,985	6,298	13,213	2,770
Net asset value and redemption price per share	$10.92	$10.79	$10.37	$11.25
Maximum offering price per share (1)	$11.56	$11.42	$10.97	$11.90
Class B:
Net assets	$1,979	$4,225	$4,206	$2,910
Shares issued and outstanding ($0.01 par value - 10 billion authorized)	184	395	408	259
Net asset value, offering price, and redemption price per share (2)	$10.78	$10.69	$10.31	$11.20
Class C:
Net assets	$1,499	$3,976	$3,576	$1,445
Shares issued and outstanding ($0.01 par value - 10 billion authorized)	139	371	346	129
Net asset value, offering price, and redemption price per share (2)	$10.78	$10.73	$10.32	$11.22
Class R:
Net assets	$5	$93	$22	$9
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	-	9	2	1
Net asset value, offering price, and redemption price per share	$10.89	$10.76	$10.33	$11.25
Class Y:
Net assets	$41,762	$60,576	$104,248	$55,293
Shares issued and outstanding ($0.01 par value - 10 billion authorized)	3,825	5,612	10,067	4,914
Net asset value, offering price, and redemption price per share	$10.92	$10.79	$10.36	$11.25

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

  (2)  Class B and C have a contigent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

FIRST AMERICAN FUNDS Annual Report 2005

Statements of Operations in thousands

	Strategy Aggressive Growth Allocation Fund		Strategy Growth Allocation Fund
	Eleven-Month Period Ended 8/31/05	Year Ended 9/30/04	Eleven-Month Period Ended 8/31/05	Year Ended 9/30/04
INVESTMENT INCOME:
Income distributions received from underlying affiliated funds	$1,659	$1,132	$2,548	$2,203
Total investment income	1,659	1,132	2,548	2,203
EXPENSES (note 3):
Investment advisory fees	216	230	302	319
Administration fees	186	217	259	298
Transfer agent fees	112	108	157	149
Registration fees	43	19	44	17
Professional fees	18	7	21	9
Custodian fees	8	9	11	13
Postage and printing fees	7	7	10	10
Other expenses	5	3	6	4
Directors' fees	1	2	2	3
Distribution and shareholder servicing fees – Class A	128	151	166	190
Distribution and shareholder servicing fees – Class B	16	11	32	16
Distribution and shareholder servicing fees – Class C	12	10	32	36
Distribution and shareholder servicing fees – Class R (1)	-	2	-	6
Total expenses	752	776	1,042	1,070
Less: Fee waivers (note 3)	(467)	(464)	(630)	(631)
Total net expenses	285	312	412	439
Investment income – net	1,374	820	2,136	1,764
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET (note 5):
Capital gain distribution received from underlying affiliated funds	1,394	-	1,523	-
Net realized gain (loss) on investments in affiliated funds	1,045	(4,637)	1,016	(7,077)
Net change in unrealized appreciation or depreciation of investments in affiliated funds	9,665	16,106	12,078	19,645
Net gain on investments	12,104	11,469	14,617	12,568
Net increase in net assets resulting from operations	$13,478	$12,289	$16,753	$14,332

  (1)  For the period 10/01/04 to 08/31/05 and due to the presentation of the financial statements in thousands, the numbers round to zero.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

	Strategy Growth & Income Allocation Fund		Strategy Income Allocation Fund
	Eleven-Month Period Ended 8/31/05	Year Ended 9/30/04	Eleven-Month Period Ended 8/31/05	Year Ended 9/30/04
INVESTMENT INCOME:
Income distributions received from underlying affiliated funds	$5,581	$5,330	$2,542	$2,500
Total investment income	5,581	5,330	2,542	2,500
EXPENSES (note 3):
Investment advisory fees	563	606	198	188
Administration fees	478	558	172	179
Transfer agent fees	292	283	103	88
Registration fees	45	21	44	18
Professional fees	28	16	18	6
Custodian fees	20	24	7	7
Postage and printing fees	19	19	6	6
Other expenses	8	6	5	3
Directors' fees	5	6	1	2
Distribution and shareholder servicing fees – Class A	319	346	69	79
Distribution and shareholder servicing fees – Class B	32	20	25	16
Distribution and shareholder servicing fees – Class C	32	37	13	17
Distribution and shareholder servicing fees – Class R (1)	-	9	-	2
Total expenses	1,841	1,951	661	611
Less: Fee waivers (note 3)	(1,120)	(1,176)	(436)	(385)
Total net expenses	721	775	225	226
Investment income – net	4,860	4,555	2,317	2,274
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET (note 5):
Capital gain distribution received from underlying affiliated funds	1,897	-	227	-
Net realized gain (loss) on investments in affiliated funds	(231)	(11,137)	2,431	638
Net change in unrealized appreciation or depreciation of investments in affiliated funds	20,693	30,602	1,430	1,009
Net gain on investments	22,359	19,465	4,088	1,647
Net increase in net assets resulting from operations	$27,219	$24,020	$6,405	$3,921

FIRST AMERICAN FUNDS Annual Report 2005

Statements of Changes in Net Assets in thousands

	Strategy Aggressive Growth Allocation Fund			Strategy Growth Allocation Fund
	Eleven-Month Period Ended 8/31/05	Year Ended 9/30/04	Year Ended 9/30/03	Eleven-Month Period Ended 8/31/05	Year Ended 9/30/04	Year Ended 9/30/03
OPERATIONS:
Investment income – net	$1,374	$820	$614	$2,136	$1,764	$1,594
Capital gain distributions received from underlying affiliated funds	1,394	-	-	1,523	-	13
Net realized gain (loss) on investments in affiliated funds	1,045	(4,637)	(7,787)	1,016	(7,077)	(10,478)
Net change in unrealized appreciation or depreciation of investments in affiliated funds	9,665	16,106	24,724	12,078	19,645	28,766
Net increase in net assets resulting from operations	13,478	12,289	17,551	16,753	14,332	19,895
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(771)	(490)	(352)	(1,056)	(1,016)	(988)
Class B	(18)	(4)	(1)	(30)	(10)	(2)
Class C	(13)	(5)	(1)	(31)	(32)	(16)
Class R	-	(8)	(6)	(1)	(32)	(27)
Class Y	(543)	(305)	(252)	(853)	(663)	(558)
Return of capital:
Class A	-	(3)	-	-	(3)	-
Class B (1)	-	-	-	-	-	-
Class C (1)	-	-	-	-	-	-
Class R (1)	-	-	-	-	-	-
Class Y	-	(2)	-	-	(2)	-
Total distributions	(1,345)	(817)	(612)	(1,971)	(1,758)	(1,591)
CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	12,189	14,641	15,872	17,843	18,719	15,595
Reinvestment of distributions	767	488	350	1,051	1,009	984
Payments for redemptions	(24,216)	(24,324)	(25,338)	(30,325)	(30,958)	(29,638)
Increase (decrease) in net assets from Class A transactions	(11,260)	(9,195)	(9,116)	(11,431)	(11,230)	(13,059)
Class B:
Proceeds from sales	705	727	604	1,545	1,949	523
Reinvestment of distributions	17	4	1	31	10	3
Payments for redemptions	(373)	(42)	(279)	(409)	(122)	(23)
Increase in net assets from Class B transactions	349	689	326	1,167	1,837	503
Class C:
Proceeds from sales	723	402	552	1,095	829	1,274
Reinvestment of distributions	13	5	1	31	32	16
Payments for redemptions	(448)	(255)	(145)	(668)	(1,254)	(593)
Increase (decrease) in net assets from Class C transactions	288	152	408	458	(393)	697
Class R:
Proceeds from sales	4	343	668	27	1,502	2,008
Reinvestment of distributions	-	8	6	-	32	26
Payments for redemptions	-	(1,475)	(632)	-	(4,242)	(429)
Increase (decrease) in net assets from Class R transactions	4	(1,124)	42	27	(2,708)	1,605
Class Y:
Proceeds from sales	18,166	6,210	16,857	18,384	7,120	16,889
Reinvestment of distributions	524	282	213	848	663	559
Payments for redemptions	(8,973)	(11,935)	(13,779)	(9,097)	(8,719)	(6,401)
Increase (decrease) in net assets from Class Y transactions	9,717	(5,443)	3,291	10,135	(936)	11,047
Increase (decrease) in net assets from capital share transactions	(902)	(14,921)	(5,049)	356	(13,430)	793
Total increase (decrease) in net assets	11,231	(3,449)	11,890	15,138	(856)	19,097
Net assets at beginning of period	88,466	91,915	80,025	121,700	122,556	103,459
Net assets at end of period	$99,697	$88,466	$91,915	$136,838	$121,700	$122,556
Undistributed net investment income at end of period	$29	$8	$2	$165	$13	$3

  (1)  For the period 10/1/03 to 9/30/04 due to the presentation of the financial statements in thousands, the numbers round to zero.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

	Strategy Growth & Income Allocation Fund			Strategy Income Allocation Fund
	Eleven-Month Period Ended 8/31/05	Year Ended 9/30/04	Year Ended 9/30/03	Eleven-Month Period Ended 8/31/05	Year Ended 9/30/04	Year Ended 9/30/03
OPERATIONS:
Investment income – net	$4,860	$4,555	$4,748	$2,317	$2,274	$1,930
Capital gain distributions received from underlying affiliated funds	1,897	-	-	227	-	46
Net realized gain (loss) on investments in affiliated funds	(231)	(11,137)	(11,958)	2,431	638	(1,281)
Net change in unrealized appreciation or depreciation of investments in affiliated funds	20,693	30,602	40,444	1,430	1,009	5,724
Net increase in net assets resulting from operations	27,219	24,020	33,234	6,405	3,921	6,419
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(2,323)	(2,465)	(2,944)	(619)	(910)	(1,133)
Class B	(37)	(21)	(9)	(43)	(37)	(15)
Class C	(38)	(38)	(36)	(21)	(35)	(25)
Class R	-	(68)	(57)	-	(26)	(29)
Class Y	(1,864)	(1,937)	(1,696)	(1,184)	(1,251)	(717)
Return of capital:
Class A	-	(9)	-	-	(4)	(6)
Class B (1)	-	-	-	-	-	-
Class C (1)	-	-	-	-	-	-
Class R (1)	-	-	-	-	-	-
Class Y	-	(7)	-	-	(6)	(5)
Total distributions	(4,262)	(4,545)	(4,742)	(1,867)	(2,269)	(1,930)
CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	20,823	26,815	42,880	9,786	11,742	12,049
Reinvestment of distributions	2,306	2,461	2,933	590	875	1,098
Payments for redemptions	(34,519)	(58,512)	(42,608)	(9,817)	(17,007)	(18,432)
Increase (decrease) in net assets from Class A transactions	(11,390)	(29,236)	3,205	559	(4,390)	(5,285)
Class B:
Proceeds from sales	1,557	1,833	799	758	1,766	773
Reinvestment of distributions	37	21	8	36	32	10
Payments for redemptions	(437)	(332)	(70)	(569)	(149)	(285)
Increase in net assets from Class B transactions	1,157	1,522	737	225	1,649	498
Class C:
Proceeds from sales	766	1,957	1,181	643	816	1,105
Reinvestment of distributions	31	37	36	20	33	21
Payments for redemptions	(885)	(2,202)	(651)	(676)	(1,058)	(191)
Increase (decrease) in net assets from Class C transactions	(88)	(208)	566	(13)	(209)	935
Class R:
Proceeds from sales	21	764	3,539	10	658	410
Reinvestment of distributions	-	68	57	-	26	29
Payments for redemptions	-	(5,936)	(291)	(2)	(1,721)	(194)
Increase (decrease) in net assets from Class R transactions	21	(5,104)	3,305	8	(1,037)	245
Class Y:
Proceeds from sales	20,472	15,508	49,639	12,406	31,253	17,631
Reinvestment of distributions	1,817	1,921	1,693	1,165	1,242	706
Payments for redemptions	(22,969)	(19,431)	(9,692)	(10,196)	(7,412)	(3,978)
Increase (decrease) in net assets from Class Y transactions	(680)	(2,002)	41,640	3,375	25,083	14,359
Increase (decrease) in net assets from capital share transactions	(10,980)	(35,028)	49,453	4,154	21,096	10,752
Total increase (decrease) in net assets	11,977	(15,553)	77,945	8,692	22,748	15,241
Net assets at beginning of period	237,159	252,712	174,767	82,123	59,375	44,134
Net assets at end of period	$249,136	$237,159	$252,712	$90,815	$82,123	$59,375
Undistributed net investment income at end of period	$598	$33	$6	$450	$37	$23

FIRST AMERICAN FUNDS Annual Report 2005

Financial Highlights For a share outstanding throughout the indicated periods.*

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital (6)	Net Asset Value End of Period
Strategy Aggressive Growth Allocation Fund
Class A (1)
2005	(2)	$9.58	$0.15	$1.33	$(0.14)	$-	$-	$10.92
2004		8.49	0.08	1.08	(0.07)	-	-	9.58
2003		7.01	0.05	1.48	(0.05)	-	-	8.49
2002		8.59	0.07	(1.34)	(0.07)	(0.24)	-	7.01
2001	(3)	8.32	-	0.27	-	-	-	8.59
Class B (1)
2005	(2)	$9.49	$0.07	$1.33	$(0.11)	$-	$-	$10.78
2004		8.45	(0.01)	1.10	(0.05)	-	-	9.49
2003		7.00	(0.01)	1.47	(0.01)	-	-	8.45
2002		8.59	-	(1.34)	(0.01)	(0.24)	-	7.00
2001	(3)	8.32	-	0.27	-	-	-	8.59
Class C (1)
2005	(2)	$9.49	$0.07	$1.33	$(0.11)	$-	$-	$10.78
2004		8.45	-	1.09	(0.05)	-	-	9.49
2003		7.01	(0.01)	1.46	(0.01)	-	-	8.45
2002		8.59	-	(1.33)	(0.01)	(0.24)	-	7.01
2001	(3)	8.32	-	0.27	-	-	-	8.59
Class R
2005	(1) (2)	$9.56	$0.07	$1.39	$(0.13)	$-	$-	$10.89
2004	(1) (4)	8.47	0.11	1.05	(0.07)	-	-	9.56
2003	(1)	7.00	0.05	1.47	(0.05)	-	-	8.47
2002	(1)	8.59	0.06	(1.34)	(0.07)	(0.24)	-	7.00
2001	(1) (5)	13.93	0.10	(3.16)	(0.09)	(2.19)	-	8.59
2000		12.36	0.14	2.62	(0.14)	(1.05)	-	13.93
Class Y (1)
2005	(2)	$9.57	$0.17	$1.34	$(0.16)	$-	$-	$10.92
2004		8.48	0.10	1.09	(0.10)	-	-	9.57
2003		7.01	0.06	1.47	(0.06)	-	-	8.48
2002		8.59	0.08	(1.32)	(0.10)	(0.24)	-	7.01
2001	(3)	8.32	-	0.27	-	-	-	8.59
Strategy Growth Allocation Fund
Class A (1)
2005	(2)	$9.64	$0.16	$1.14	$(0.15)	$-	$-	$10.79
2004		8.72	0.13	0.92	(0.13)	-	-	9.64
2003		7.42	0.11	1.30	(0.11)	-	-	8.72
2002		9.01	0.14	(1.22)	(0.15)	(0.36)	-	7.42
2001	(3)	8.77	-	0.24	-	-	-	9.01
Class B (1)
2005	(2)	$9.57	$0.08	$1.14	$(0.10)	$-	$-	$10.69
2004		8.69	0.04	0.93	(0.09)	-	-	9.57
2003		7.40	0.05	1.29	(0.05)	-	-	8.69
2002		9.01	0.07	(1.21)	(0.11)	(0.36)	-	7.40
2001	(3)	8.77	-	0.24	-	-	-	9.01
Class C (1)
2005	(2)	$9.59	$0.09	$1.15	$(0.10)	$-	$-	$10.73
2004		8.71	0.05	0.92	(0.09)	-	-	9.59
2003		7.41	0.05	1.30	(0.05)	-	-	8.71
2002		9.00	0.07	(1.21)	(0.09)	(0.36)	-	7.41
2001	(3)	8.77	-	0.23	-	-	-	9.00
Class R
2005	(1) (2)	$9.61	$0.13	$1.15	$(0.13)	$-	$-	$10.76
2004	(1) (4)	8.69	0.14	0.90	(0.12)	-	-	9.61
2003	(1)	7.41	0.11	1.28	(0.11)	-	-	8.69
2002	(1)	9.01	0.14	(1.23)	(0.15)	(0.36)	-	7.41
2001	(1) (5)	13.21	0.20	(2.54)	(0.18)	(1.68)	-	9.01
2000		11.85	0.25	2.00	(0.25)	(0.64)	-	13.21
Class Y (1)
2005	(2)	$9.64	$0.18	$1.14	$(0.17)	$-	$-	$10.79
2004		8.71	0.15	0.92	(0.14)	-	-	9.64
2003		7.41	0.12	1.30	(0.12)	-	-	8.71
2002		9.00	0.15	(1.21)	(0.17)	(0.36)	-	7.41
2001	(3)	8.77	-	0.23	-	-	-	9.00

  *  The 2005 period ended August 31. All other periods ended September 30.

  (1)  Per share data calculated using average share method.

  (2)  For the eleven-month period October 1, 2004 to August 31, 2005. Effective in 2005, the fund's fiscal year-end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

		Total Return (7)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers) (8)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Strategy Aggressive Growth Allocation Fund
Class A (1)
2005	(2)	15.53%	$54,452	0.40%	1.55%	0.94%	1.01%	35%
2004		13.72	58,200	0.40	0.83	0.91	0.32	12
2003		21.83	59,895	0.40	0.60	0.92	0.08	20
2002		(15.58)	57,711	0.40	0.73	0.95	0.18	18
2001	(3)	3.25	85,656	0.57	(0.56)	0.84	(0.83)	27
Class B (1)
2005	(2)	14.79%	$1,979	1.15%	0.69%	1.69%	0.15%	35%
2004		12.89	1,421	1.15	(0.09)	1.66	(0.60)	12
2003		20.91	651	1.15	(0.15)	1.66	(0.66)	20
2002		(16.22)	251	1.15	(0.04)	1.70	(0.59)	18
2001	(3)	3.25	100	-	-	-	-	27
Class C (1)
2005	(2)	14.79%	$1,499	1.15%	0.73%	1.69%	0.19%	35%
2004		12.88	1,054	1.15	0.01	1.66	(0.50)	12
2003		20.74	798	1.15	(0.15)	1.66	(0.66)	20
2002		(16.11)	282	1.15	(0.02)	1.70	(0.59)	18
2001	(3)	3.25	71	0.39	(0.39)	0.52	(0.52)	27
Class R
2005	(1) (2)	15.33%	$5	0.65%	0.67%	1.34%	(0.02%)	35%
2004	(1) (4)	13.70	1	0.40	1.13	0.91	0.62	12
2003	(1)	21.73	990	0.40	0.61	0.92	0.09	20
2002	(1)	(15.65)	772	0.40	0.76	0.95	0.21	18
2001	(1) (5)	(25.77)	-	0.40	0.93	0.82	0.51	27
2000		23.38	88,837	0.34	1.00	0.75	0.59	43
Class Y (1)
2005	(2)	15.87%	$41,762	0.15%	1.74%	0.69%	1.20%	35%
2004		14.02	27,790	0.15	1.08	0.66	0.57	12
2003		21.99	29,581	0.15	0.86	0.67	0.34	20
2002		(15.36)	21,009	0.15	0.97	0.70	0.42	18
2001	(3)	3.25	2	-	-	-	-	27
Strategy Growth Allocation Fund
Class A (1)
2005	(2)	13.56%	$67,968	0.40%	1.72%	0.92%	1.20%	34%
2004		12.03	71,246	0.40	1.33	0.89	0.84	12
2003		19.06	74,969	0.40	1.30	0.90	0.80	23
2002		(13.04)	75,893	0.40	1.56	0.88	1.08	22
2001	(3)	2.74	114,716	0.64	(0.60)	0.92	(0.88)	26
Class B (1)
2005	(2)	12.78%	$4,225	1.15%	0.88%	1.67%	0.36%	34%
2004		11.17	2,692	1.15	0.41	1.64	(0.08)	12
2003		18.18	767	1.15	0.49	1.64	-	23
2002		(13.65)	182	1.15	0.85	1.63	0.37	22
2001	(3)	2.74	-	-	-	-	-	26
Class C (1)
2005	(2)	12.94%	$3,976	1.15%	0.91%	1.67%	0.39%	34%
2004		11.12	3,130	1.15	0.56	1.64	0.07	12
2003		18.24	3,206	1.15	0.55	1.65	0.05	23
2002		(13.59)	2,100	1.15	0.84	1.63	0.36	22
2001	(3)	2.62	45	0.33	(0.33)	0.55	(0.55)	26
Class R
2005	(1) (2)	13.41%	$93	0.65%	1.42%	1.32%	0.75%	34%
2004	(1) (4)	12.03	57	0.40	1.42	0.89	0.93	12
2003	(1)	18.83	2,525	0.40	1.33	0.90	0.83	23
2002	(1)	(13.10)	643	0.40	1.67	0.88	1.19	22
2001	(1) (5)	(20.22)	-	0.40	1.87	0.81	1.46	26
2000		19.66	109,004	0.34	1.93	0.74	1.53	42
Class Y (1)
2005	(2)	13.78%	$60,576	0.15%	1.94%	0.67%	1.42%	34%
2004		12.34	44,575	0.15	1.57	0.64	1.08	12
2003		19.38	41,089	0.15	1.56	0.65	1.06	23
2002		(12.84)	24,641	0.15	1.73	0.63	1.25	22
2001	(3)	2.62	14	-	-	-	-	26

  (4)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (5)  On September 24, 2001, existing shares were designated as Class A shares.

  (6)  Includes a tax return of capital of less than $0.01 for the period ended September 30, 2004.

  (7)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

  (8)  Expense ratios do not include expenses of the underlying funds.

FIRST AMERICAN FUNDS Annual Report 2005

Financial Highlights For a share outstanding throughout the indicated periods.*

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital (6)	Net Asset Value End of Period
Strategy Growth & Income Allocation Fund
Class A (1)
2005	(2)	$9.44	$0.19	$0.91	$(0.17)	$-	$-	$10.37
2004		8.73	0.17	0.71	(0.17)	-	-	9.44
2003		7.67	0.16	1.06	(0.16)	-	-	8.73
2002		9.02	0.21	(1.03)	(0.22)	(0.31)	-	7.67
2001	(3)	8.82	-	0.20	-	-	-	9.02
Class B (1)
2005	(2)	$9.40	$0.12	$0.90	$(0.11)	$-	$-	$10.31
2004		8.70	0.09	0.71	(0.10)	-	-	9.40
2003		7.65	0.11	1.05	(0.11)	-	-	8.70
2002		9.02	0.14	(1.00)	(0.20)	(0.31)	-	7.65
2001	(3)	8.82	-	0.20	-	-	-	9.02
Class C (1)
2005	(2)	$9.41	$0.12	$0.90	$(0.11)	$-	$-	$10.32
2004		8.70	0.09	0.72	(0.10)	-	-	9.41
2003		7.64	0.11	1.06	(0.11)	-	-	8.70
2002		9.02	0.14	(1.02)	(0.19)	(0.31)	-	7.64
2001	(3)	8.82	-	0.20	-	-	-	9.02
Class R
2005	(1) (2)	$9.41	$0.12	$0.96	$(0.16)	$-	$-	$10.33
2004	(1) (4)	8.70	0.18	0.68	(0.15)	-	-	9.41
2003	(1)	7.64	0.17	1.06	(0.17)	-	-	8.70
2002	(1)	9.02	0.21	(1.03)	(0.25)	(0.31)	-	7.64
2001	(1) (5)	12.02	0.29	(1.84)	(0.26)	(1.19)	-	9.02
2000		11.51	0.33	1.31	(0.34)	(0.79)	-	12.02
Class Y (1)
2005	(2)	$9.42	$0.21	$0.91	$(0.18)	$-	$-	$10.36
2004		8.71	0.19	0.71	(0.19)	-	-	9.42
2003		7.65	0.18	1.06	(0.18)	-	-	8.71
2002		9.02	0.22	(1.02)	(0.26)	(0.31)	-	7.65
2001	(3)	8.82	-	0.20	-	-	-	9.02
Strategy Income Allocation Fund
Class A (1)
2005	(2)	$10.67	$0.28	$0.53	$(0.23)	$-	$-	$11.25
2004		10.29	0.31	0.38	(0.31)	-	-	10.67
2003		9.47	0.33	0.82	(0.33)	-	-	10.29
2002		10.20	0.41	(0.69)	(0.44)	-	(0.01)	9.47
2001	(3)	10.02	-	0.18	-	-	-	10.20
Class B (1)
2005	(2)	$10.63	$0.21	$0.53	$(0.17)	$-	$-	$11.20
2004		10.26	0.24	0.37	(0.24)	-	-	10.63
2003		9.45	0.26	0.81	(0.26)	-	-	10.26
2002		10.19	0.35	(0.71)	(0.37)	-	(0.01)	9.45
2001	(3)	10.02	-	0.17	-	-	-	10.19
Class C (1)
2005	(2)	$10.66	$0.21	$0.52	$(0.17)	$-	$-	$11.22
2004		10.28	0.23	0.38	(0.23)	-	-	10.66
2003		9.46	0.26	0.82	(0.26)	-	-	10.28
2002		10.19	0.33	(0.68)	(0.37)	-	(0.01)	9.46
2001	(3)	10.02	-	0.17	-	-	-	10.19
Class R
2005	(1) (2)	$10.69	$0.26	$0.52	$(0.22)	$-	$-	$11.25
2004	(1) (4)	10.29	0.31	0.37	(0.28)	-	-	10.69
2003	(1)	9.47	0.33	0.82	(0.33)	-	-	10.29
2002	(1)	10.19	0.41	(0.69)	(0.43)	-	(0.01)	9.47
2001	(1) (5)	10.48	0.49	(0.33)	(0.45)	-	-	10.19
2000		10.48	0.50	0.22	(0.49)	(0.23)	-	10.48
Class Y (1)
2005	(2)	$10.67	$0.31	$0.52	$(0.25)	$-	$-	$11.25
2004		10.29	0.34	0.38	(0.34)	-	-	10.67
2003		9.47	0.35	0.82	(0.35)	-	-	10.29
2002		10.19	0.44	(0.70)	(0.45)	-	(0.01)	9.47
2001	(3)	10.02	-	0.17	-	-	-	10.19

  *  The 2005 period ended August 31. All other periods ended September 30.

  (1)  Per share data calculated using average share method.

  (2)  For the eleven-month period October 1, 2004 to August 31, 2005. Effective in 2005, the fund's fiscal year-end was changed from September 30 to August 31.
All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

		Total Return (7)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers) (8)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Strategy Growth & Income Allocation Fund
Class A (1)
2005	(2)	11.68%	$137,084	0.40%	2.07%	0.90%	1.57%	29%
2004		10.09	135,413	0.40	1.80	0.89	1.31	12
2003		16.12	153,238	0.40	2.01	0.89	1.52	19
2002		(9.91)	131,338	0.40	2.36	0.83	1.93	20
2001	(3)	2.27	200,596	0.56	(0.52)	0.78	(0.74)	32
Class B (1)
2005	(2)	10.93%	$4,206	1.15%	1.26%	1.65%	0.76%	29%
2004		9.23	2,739	1.15	1.00	1.64	0.51	12
2003		15.25	1,114	1.15	1.20	1.63	0.72	19
2002		(10.43)	287	1.15	1.64	1.58	1.21	20
2001	(3)	2.27	-	-	-	-	-	32
Class C (1)
2005	(2)	10.89%	$3,576	1.15%	1.30%	1.65%	0.80%	29%
2004		9.28	3,342	1.15	1.01	1.64	0.52	12
2003		15.35	3,306	1.15	1.24	1.63	0.76	19
2002		(10.57)	2,395	1.15	1.63	1.58	1.20	20
2001	(3)	2.27	-	-	-	-	-	32
Class R
2005	(1) (2)	11.52%	$22	0.65%	1.31%	1.30%	0.66%	29%
2004	(1) (4)	9.93	1	0.40	1.91	0.89	1.42	12
2003	(1)	16.20	4,760	0.40	1.92	0.88	1.44	19
2002	(1)	(10.00)	1,007	0.40	2.62	0.83	2.19	20
2001	(1) (5)	(14.40)	-	0.40	2.79	0.79	2.40	32
2000		14.88	233,427	0.34	2.83	0.70	2.47	46
Class Y (1)
2005	(2)	12.02%	$104,248	0.15%	2.33%	0.65%	1.83%	29%
2004		10.39	95,664	0.15	2.05	0.64	1.56	12
2003		16.44	90,294	0.15	2.24	0.63	1.76	19
2002		(9.73)	39,740	0.15	2.58	0.58	2.15	20
2001	(3)	2.27	-	-	-	-	-	32
Strategy Income Allocation Fund
Class A (1)
2005	(2)	7.65%	$31,158	0.40%	2.81%	0.95%	2.26%	33%
2004		6.75	28,997	0.40	2.92	0.91	2.41	17
2003		12.31	32,254	0.40	3.31	0.94	2.77	20
2002		(2.98)	34,725	0.40	4.08	1.04	3.44	23
2001	(3)	1.80	47,012	0.55	(0.43)	0.87	(0.75)	30
Class B (1)
2005	(2)	6.99%	$2,910	1.15%	2.04%	1.70%	1.49%	33%
2004		5.94	2,545	1.15	2.23	1.66	1.72	17
2003		11.46	857	1.15	2.50	1.68	1.97	20
2002		(3.66)	312	1.15	3.44	1.79	2.80	23
2001	(3)	1.70	-	-	-	-	-	30
Class C (1)
2005	(2)	6.86%	$1,445	1.15%	2.04%	1.70%	1.49%	33%
2004		5.95	1,388	1.15	2.14	1.66	1.63	17
2003		11.55	1,558	1.15	2.51	1.68	1.98	20
2002		(3.58)	555	1.15	3.24	1.79	2.60	23
2001	(3)	1.70	-	-	-	-	-	30
Class R
2005	(1) (2)	7.35%	$9	0.65%	2.60%	1.35%	1.90%	33%
2004	(1) (4)	6.64	1	0.40	2.95	0.91	2.44	17
2003	(1)	12.31	1,028	0.40	3.31	0.94	2.77	20
2002	(1)	(2.84)	714	0.40	4.26	1.04	3.62	23
2001	(1) (5)	1.54	-	0.40	4.71	0.92	4.19	30
2000		7.18	54,138	0.33	4.81	0.77	4.37	69
Class Y (1)
2005	(2)	7.85%	$55,293	0.15%	3.06%	0.70%	2.51%	33%
2004		7.02	49,192	0.15	3.17	0.66	2.66	17
2003		12.58	23,678	0.15	3.60	0.69	3.06	20
2002		(2.65)	7,828	0.15	4.38	0.79	3.74	23
2001	(3)	1.70	-	-	-	-	-	30

  (4)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (5)  On September 24, 2001, existing shares were designated as Class A shares.

  (6)  Includes a tax return of capital of less than $0.01 for the period ended September 30, 2004.

  (7)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

  (8)  Expense ratios do not include expenses of the underlying funds.

FIRST AMERICAN FUNDS Annual Report 2005

Notes to Financial Statements  August 31, 2005

1 >  Organization

The Strategy Aggressive Growth Allocation Fund, Strategy Growth Allocation Fund, Strategy Growth & Income Allocation Fund, and Strategy Income Allocation Fund (each a "fund" and collectively, the "funds") are mutual funds offered by First American Strategy Funds, Inc. ("FASF"), which is a member of the First American Family of Funds. FASF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The funds invest in First American Funds, Inc. ("FAF") and First American Investment Funds, Inc. ("FAIF") in a "fund of funds" structure. FASF's articles of incorporation permit the board of directors to create additional funds and classes in the future.

FASF offers Class A, Class B, Class C, Class R, and Class Y shares. Prior to July 1, 2004 Class R shares were named Class S shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The funds' prospectuses provide descriptions of each fund's investment objective, principal investment strategies, and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

On June 22, 2005, the funds' board of directors approved a change in the funds' fiscal year-end from September 30 to August 31, effective with the eleven month period ended August 31, 2005.

2 >  Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared and paid quarterly in cash or are reinvested in additional shares of the fund at net asset value. Any net realized capital gains on sales of a fund's securities and any capital gain distributions received from the underlying funds are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. These differences are primarily due to post-October losses, losses deferred from wash sales, sales of Real Estate Investment Trusts ("REITs"), and return of capital distributions. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise.

On the Statement of Assets and Liabilities the following reclassifications were made (000):

Fund	Undistributed Net Investment Income	Additional Paid in Capital
Strategy Aggressive Growth Allocation Fund	$(9)	$9
Strategy Growth Allocation Fund	(13)	13
Strategy Growth & Income Allocation Fund	(33)	33
Strategy Income Allocation Fund	(37)	37

FIRST AMERICAN FUNDS Annual Report 2005

The character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the fund. The distributions paid during the fiscal period ended August 31, 2005 and the fiscal years ended September 30, 2004 and 2003, were characterized as follows (000):

	2005
Fund	Ordinary Income	Long Term Gain	Return Of Capital	Total
Strategy Aggressive Growth Allocation Fund	$1,345	$-	$-	$1,345
Strategy Growth Allocation Fund	1,971	-	-	1,971
Strategy Growth & Income Allocation Fund	4,262	-	-	4,262
Strategy Income Allocation Fund	1,867	-	-	1,867
	2004
Fund	Ordinary Income	Long Term Gain	Return Of Capital	Total
Strategy Aggressive Growth Allocation Fund	$812	$-	$5	$817
Strategy Growth Allocation Fund	1,753	-	5	1,758
Strategy Growth & Income Allocation Fund	4,528	-	17	4,545
Strategy Income Allocation Fund	2,258	-	11	2,269
	2003
Fund	Ordinary Income	Long Term Gain	Return Of Capital	Total
Strategy Aggressive Growth Allocation Fund	$612	$-	$-	$612
Strategy Growth Allocation Fund	1,591	-	-	1,591
Strategy Growth & Income Allocation Fund	4,742	-	-	4,742
Strategy Income Allocation Fund	1,919	-	11	1,930

As of August 31, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows (000):

	Undistributed Ordinary Income	Accumulated Capital and Post-October Losses	Unrealized Appreciation	Total Accumulated Earnings (Deficit)
Strategy Aggressive Growth Allocation Fund	$28	$(33,353)	$7,480	$(25,845)
Strategy Growth Allocation Fund	165	(15,402)	5,088	(10,149)
Strategy Growth & Income Allocation Fund	598	(24,742)	16,277	(7,867)
Strategy Income Allocation Fund	450	(1,043)	3,175	2,582

The differences between book and tax-basis unrealized appreciation (depreciation) are primarily due to the tax deferral of losses on wash sales and return of capital distributions related to REIT investments by the affiliated funds.

As of August 31, 2005, the following funds had capital loss carryforwards (000):

	Expiration Year
Fund	2008	2009	2010	2011	2012	2013	Total
Strategy Aggressive Growth Allocation Fund	$2,525	$2,998	$745	$17,039	$10,046	$-	$33,353
Strategy Growth Allocation Fund	-	-	9	2,205	11,286	1,902	15,402
Strategy Growth & Income Allocation Fund	-	-	44	1,447	20,057	3,194	24,742
Strategy Income Allocation Fund	-	149	-	550	344	-	1,043

In accordance with Section 382 of the Internal Revenue Code, utilization of the capital loss carryforwards for Strategy Aggressive Growth Allocation is limited to $1,574,876 per tax year for a portion of Strategy Aggressive Growth Allocation's capital loss carryover.

FIRST AMERICAN FUNDS Annual Report 2005

Notes to Financial Statements  August 31, 2005

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses of the funds are allocated to the funds on the basis of relative net assets of all funds within the First American Family of Funds. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the fiscal period ended August 31, 2005.

RECLASSIFICATIONS – Certain amounts in the 2004 financial statements have been reclassified to conform to the 2005 presentation.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  Fees and Expenses

ADVISORY FEES – Pursuant to an investment advisory agreement (the "Agreement"), U.S. Bancorp Asset Management, Inc. ("USBAM") manages each fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay USBAM a monthly fee based upon average daily net assets. The annual fee for each fund is 0.25%. Effective July 1, 2005, USBAM has contractually agreed to waive fees and reimburse other fund expenses through June 30, 2006 so that total fund operating expenses, as a percentage of average daily net assets, do not exceed 0.40% for Class A shares, 1.15% for Class B shares, 1.15% for Class C shares, 0.65% for Class R Shares, and 0.15% for Class Y shares. These fee waiver limitations did not change from the prior period.

ADMINISTRATION FEES – Effective July 1, 2005, USBAM serves as the funds' "Administrator" pursuant to an administration contract between USBAM and the funds. U.S. Bancorp Fund Services, LLC ("USBFS") serves as sub-administrator pursuant to a sub-administration contract between USBFS and USBAM. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, the Administrator is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight and administrative services and accounting services. Effective July 1, 2005, the funds pay the Administrator fees, which are calculated daily and paid monthly, equal to each fund's pro rata share of an amount equal on an annual basis, to 0.15% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.135% of the next $17 billion of the aggregate average daily net assets, 0.12% of the next $25 billion of the aggregate average daily net assets, and 0.10% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse the Administrator and sub-administrator for any out-of-pocket expenses incurred in providing administration services.

Prior to July 1, 2005, USBAM and USBFS served as "co-administrators" pursuant to a co-administration agreement between the co-administrators and the funds. Prior to July 1, 2005, the funds paid the co-administrators fees, which were calculated daily and paid monthly, equal to each fund's pro rata share of an amount equal on an annual basis to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. In addition, the funds paid transfer agent fees under the co-administration agreement of $18,500 per share class plus additional per account fees. In addition to these fees, the funds reimbursed the co-administrators for any out-of-pocket expenses incurred in providing administration services.

FIRST AMERICAN FUNDS Annual Report 2005

For the fiscal period ended August 31, 2005, administration fees paid to USBAM and USBFS by the funds included in this annual report were as follows (000):

Fund	Amount
Strategy Aggressive Growth Allocation Fund	$180
Strategy Growth Allocation Fund	253
Strategy Growth & Income Allocation Fund	472
Strategy Income Allocation Fund	165

TRANSFER AGENT FEES – Effective July 1, 2005, USBFS serves as the funds' transfer agent pursuant to a transfer agent and shareholder servicing agreement with FASF. Prior to July 1, 2005, these services were provided by USBFS pursuant to the co-administration agreement. FASF pays transfer agent fees of $18,500 per share class and additional per account fees for transfer agent services. These fees are allocated to each fund based upon the fund's pro rata share of the aggregate average daily net assets of the funds that comprise FASF. Effective July 1, 2005, under the transfer agent and shareholder servicing agreement, FASF also pays USBFS a fee equal, on an annual basis, to 0.10% of each fund's average daily net assets. This fee compensates USBFS for providing certain shareholder services and reimburses USBFS for its payments to financial institutions that establish and maintain omnibus accounts and provide customary services for such accounts. In addition to these fees, the funds may reimburse USBFS for any out-of-pocket expenses incurred in providing transfer agent services.

For the fiscal period ended August 31, 2005, transfer agent fees paid to USBFS by the funds included in this annual report were as follows (000):

Fund	Amount
Strategy Aggressive Growth Allocation Fund	$111
Strategy Growth Allocation Fund	155
Strategy Growth & Income Allocation Fund	288
Strategy Income Allocation Fund	102

CUSTODIAN FEES – U.S. Bank serves as the funds' custodian pursuant to a custodian agreement with FASF. Effective July 1, 2005, the fee for each fund, was reduced from an annual rate of 0.01% of average daily net assets to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES – Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as the distributor of the funds pursuant to a distribution agreement with FASF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, and 0.50% of each fund's average daily net assets attributable to Class A shares, Class B shares, Class C shares, and Class R shares, respectively. Class Y shares pay no distribution or shareholder servicing fees. These fees may be used by Quasar to provide compensation for sales support, distribution activities, or shareholder servicing activities.

FASF has also adopted and entered into a shareholder servicing plan and agreement with USBAM with respect to the funds' Class R shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.15% of each fund's average daily net assets attributable to Class R shares. USBAM is currently waiving all fees under this plan and agreement. This waiver may be discontinued at any time.

Under these distribution and shareholder servicing agreements, the following amounts were retained by Quasar and USBAM or paid to affiliates of USBAM for the fiscal period ended August 31, 2005 (000):

Fund	Amount
Strategy Aggressive Growth Allocation Fund	$121
Strategy Growth Allocation Fund	164
Strategy Growth & Income Allocation Fund	309
Strategy Income Allocation Fund	66

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: fees and expenses of independent directors, registration fees, postage and printing of shareholder reports, legal, auditing, insurance, and other miscellaneous expenses. In addition to each fund's direct expenses as described above, fund shareholders also bear a proportionate share of the underlying funds' expenses. For the fiscal period ended August 31, 2005, legal fees and expenses were paid to a law firm of which an Assistant Secretary of the funds is a partner.

FIRST AMERICAN FUNDS Annual Report 2005

Notes to Financial Statements  August 31, 2005

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge ("CDSC") is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Year Since Purchase	Contingent Deferred Sales Charge as a Percentage of Dollar Amount Subject to Charge
First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	-
Eighth	-

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

The CDSC for Class B and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

For the fiscal period ended August 31, 2005, total CDSCs retained by affiliates of USBAM for distributing the funds' shares were as follows (000):

Fund	Amount
Strategy Aggressive Growth Allocation Fund	$150
Strategy Growth Allocation Fund	400
Strategy Growth & Income Allocation Fund	381
Strategy Income Allocation Fund	171

FIRST AMERICAN FUNDS Annual Report 2005

4 >  Capital Share Transactions

FASF has 10 trillion shares of $0.01 par value capital stock authorized. Capital share transactions for the funds were as follows (000):

	Strategy Aggressive Growth Allocation Fund			Strategy Growth Allocation Fund			Strategy Growth & Income Allocation Fund			Strategy Income Allocation Fund
	Eleven- Month Period Ended 8/31/05	Year Ended 9/30/04	Year Ended 9/30/03	Eleven- Month Period Ended 8/31/05	Year Ended 9/30/04	Year Ended 9/30/03	Eleven- Month Period Ended 8/31/05	Year Ended 9/30/04	Year Ended 9/30/03	Eleven- Month Period Ended 8/31/05	Year Ended 9/30/04	Year Ended 9/30/03
Class A:
Shares issued	1,173	1,547	2,069	1,733	1,965	1,945	2.088	2,863	5,269	892	1,108	1,224
Shares issued in lieu of cash distributions	74	52	46	102	107	123	231	264	358	54	83	111
Shares redeemed	(2,338)	(2,579)	(3,292)	(2,929)	(3,282)	(3,693)	(3,448)	(6,337)	(5,202)	(894)	(1,606)	(1,869)
Total Class A transactions	(1,091)	(980)	(1,177)	(1,094)	(1,210)	(1,625)	(1,129)	(3,210)	425	52	(415)	(534)
Class B:
Shares issued	69	77	80	151	205	66	157	197	98	69	167	77
Shares issued in lieu of cash distributions	2	-	-	3	1	-	4	2	1	3	3	1
Shares redeemed	(37)	(4)	(39)	(40)	(13)	(3)	(44)	(36)	(9)	(52)	(14)	(28)
Total Class B transactions	34	73	41	114	193	63	117	163	90	20	156	50
Class C:
Shares issued	70	43	73	107	87	157	77	209	143	59	76	110
Shares issued in lieu of cash distributions	1	1	-	3	4	2	3	4	4	2	3	2
Shares redeemed	(43)	(27)	(19)	(65)	(133)	(74)	(89)	(238)	(80)	(62)	(101)	(19)
Total Class C transactions	28	17	54	45	(42)	85	(9)	(25)	67	(1)	(22)	93
Class R:
Shares issued	-	36	89	3	156	255	2	82	443	1	61	42
Shares issued in lieu of cash distributions	-	1	1	-	3	3	-	7	7	-	3	3
Shares redeemed	-	(154)	(83)	-	(444)	(54)	-	(636)	(35)	-	(164)	(20)
Total Class R transactions	-	(117)	7	3	(285)	204	2	(547)	415	1	(100)	25
Class Y:
Shares issued	1,744	658	2,243	1,785	751	2,136	2,044	1,664	6,153	1,130	2,894	1,803
Shares issued in lieu of cash distributions	50	30	28	82	71	69	183	206	206	106	117	71
Shares redeemed	(873)	(1,272)	(1,781)	(881)	(915)	(810)	(2,315)	(2,080)	(1,187)	(933)	(701)	(400)
Total Class Y transactions	921	(584)	490	986	(93)	1,395	(88)	(210)	5,172	303	2,310	1,474
Net increase (decrease) in capital shares	(108)	(1,591)	(585)	54	(1,437)	122	(1,107)	(3,829)	6,169	375	1,929	1,108

FIRST AMERICAN FUNDS Annual Report 2005

Notes to Financial Statements  August 31, 2005

5 >  Investment Security Transactions

During the fiscal period ended August 31, 2005, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

Fund	Purchases	Sales
Strategy Aggressive Growth Allocation Fund	$32,776	$33,079
Strategy Growth Allocation Fund	43,689	43,003
Strategy Growth & Income Allocation Fund	69,879	78,785
Strategy Income Allocation Fund	32,660	27,800

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of securities for federal income tax purposes at August 31, 2005, were as follows (000):

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net	Federal Income Tax Cost
Strategy Aggressive Growth Allocation Fund $13,048	$(5,568)	$7,480	$	92,409
Strategy Growth Allocation Fund	15,514	(10,426)	5,088	132,028
Strategy Growth & Income Allocation Fund	29,053	(12,776)	16,277	233,392
Strategy Income Allocation Fund	4,350	(1,175)	3,175	87,944

6 >  Investments In Underlying Affiliated Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control. At August 31, 2005, Strategy Growth & Income Allocation Fund held the following positions, which exceeded 5% of the underlying fund's shares outstanding:

Strategy Growth & Income Allocation Fund Underlying Fund	Percent of Shares Held
Large Cap Select Fund	6.79%
Inflation Protected Securities Fund	5.57

7 >  Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

FIRST AMERICAN FUNDS Annual Report 2005

NOTICE TO SHAREHOLDERS August 31, 2005 (unaudited)

Tax Information

The information set forth below is for each fund's fiscal period as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal periods of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2006 on Form 1099-DIV. Please consult your tax advisor for proper treatment of this information.

Dear First American Shareholders:

For the fiscal period ended August 31, 2005, each fund has designated long-term capital gains, ordinary income, dividends qualifying for the corporate dividends received deduction, and qualified dividend income with regard to distributions paid during the period as follows:

Fund	Long Term Capital Gains Distributions (Tax Basis) (a)	Ordinary Income Distributions (Tax Basis) (b)	Total Distributions (Tax Basis)	Corporate Dividends Received Deduction (c)	Qualified Dividend Income (c) (d)
Strategy Aggressive Growth Allocation Fund	-%	100%	100%	33%	44%
Strategy Growth Allocation Fund	-	100	100	28	36
Strategy Growth & Income Allocation Fund	-	100	100	21	26
Strategy Income Allocation Fund	-	100	100	6	14

(a) and (b) are based on a percentage of the fund's total distributions.

(c) is based on a percentage of ordinary income distributions of the fund.

(d) For the fiscal period ended August 31, 2005 certain dividends paid by the funds may be subject to a maximum tax rate of 15%, as provided for by the Internal Revenue Code 1(h). The funds intend to designate the maximum amounts as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2005 Form 1099-DIV. As of August 31, 2005, for the calendar year to date, qualified dividend income as a percentage of ordinary income distributions for each fund was as follows: Strategy Aggressive Growth Allocation, 100%; Strategy Growth Allocation, 87%; Strategy Growth & Income Allocation, 46%; Strategy Income Allocation, 20%.

How to Obtain a Copy of the Funds' Proxy Voting Policies and Proxy Voting Record

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2005, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commision's website at http://www.sec.gov.

Form N-Q Holdings Information

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal period with the Securities and Exchange Commission on Form N-Q. The funds' Forms N-Q will be available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commision's website at http://www.sec.gov. In addition, you may review and copy the funds' Forms N-Q at the Commission's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Quarterly Portfolio Holdings

Each fund will make complete portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 days of the calendar quarter end.

Approval of Investment Advisory Agreement

The Board of Directors of the funds (the "Board"), which is comprised entirely of independent directors, oversees the management of each fund and, as required by law, determines annually whether to renew the funds' advisory agreement with U.S. Bancorp Asset Management, Inc. ("USBAM"). At a meeting on May 3-5, 2005, the Board considered information relating to the funds' investment advisory agreement with USBAM (the "Agreement"). In advance of the meeting, the Board received materials relating to the Agreement, and had the opportunity to ask questions and request further information in

FIRST AMERICAN FUNDS Annual Report 2005

NOTICE TO SHAREHOLDERS August 31, 2005 (unaudited)

connection with their consideration. At a subsequent meeting on June 20-22, 2005, the Board concluded its consideration of and approved the Agreement through June 30, 2006.

Although the Agreement, which is with First American Strategy Funds, Inc., relates to all of the funds, the Board of Directors separately considered and approved the Agreement with respect to each fund. In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality, and extent of USBAM's services to the fund, (2) the investment performance of the fund, (3) the profitability of USBAM related to the fund, including an analysis of USBAM's cost of providing services and comparative expense information, (4) the extent to which economies of scale are realized as the fund grows and whether fee levels share these economies of scale with fund investors, and (5) other benefits that accrue to USBAM through its relationship with the funds. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board's decision to approve the Agreement with respect to any fund.

Before approving the Agreement, the independent directors met in executive session with their independent counsel on numerous occasions to consider the materials provided by the USBAM and the terms of the Agreement. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the best interests of the shareholders of each fund. In reaching its conclusion, the Board considered the following:

Nature, Quality, and Extent of Investment Advisory Services

The Board examined the nature, quality, and extent of the services provided by USBAM to each fund. The Board reviewed USBAM's key personnel who provide investment management services to each fund as well as the fact that, under the Agreement, USBAM has the authority and responsibility to make and execute investment decisions for each fund within the framework of that fund's investment policies and restrictions, subject to review by the Board. The Board further considered that USBAM's duties with respect to each fund include (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the fund's investment policies and restrictions and the Investment Company Act of 1940, and (iii) monitoring the performance of the various organizations providing services to the fund, including the fund's distributor, sub-administrator, transfer agent, and custodian. The Board also noted that during the past year, USBAM did not detect any material violations of any fund's investment policies and restrictions. Finally, the Board considered USBAM's representation that the services provided by USBAM under the Agreement are the type of services customarily provided by investment advisors in the fund industry.

The Board also considered compliance reports about USBAM from the funds' Chief Compliance Officer.

Based on the foregoing, the Board concluded that each fund is likely to benefit from the nature, extent, and quality of the services provided by USBAM under the Agreement.

Investment Performance of the Funds

The Board considered the performance of each fund, including comparative information provided by an independent data service regarding the median performance of a group of comparable funds selected by that data service (the "performance universe") and how the fund performed versus its benchmark index. The performance periods reviewed by the Board all ended on February 28, 2005.

Strategy Aggressive Growth Allocation Fund. Information provided by the independent data service reflected that the fund significantly outperformed the performance universe median for the one- and three-year periods, although it slightly underperformed its benchmark for the same periods. The Board concluded that, in light of the fund's strong performance vis-à-vis the performance universe, it would be in the interest of the fund and its shareholders for the Board to renew the Agreement.

Strategy Growth Allocation Fund. Information provided by the independent data service reflected that the fund's performance was comparable to that of its benchmark for the one-year period and slightly below that of its benchmark for the three-year period. The fund underperformed the performance universe median for the one- and three-year periods. In considering how the fund fared compared to its performance universe, the Board noted USBAM's assertion that the performance universe consisted of "multi-cap value" funds, most of which are equity funds driven by a value-oriented selection style. In contrast,

FIRST AMERICAN FUNDS Annual Report 2005

this fund includes significant fixed-income holdings as well as equities, with an equity portfolio that is diversified across selection styles. In light of this, the Board considered USBAM's representation that the performance universe did not present a fair comparison of the fund's performance and that the fund's benchmark provided a better standard against which to measure the fund's performance. The Board concluded that, in light of the fund's recent competitive performance as compared to its benchmark, it would be in the interest of the fund and its shareholders for the Board to renew the Agreement.

Strategy Growth & Income Allocation Fund. Information provided by the independent data service reflected that the fund significantly outperformed the performance universe median for the one- and three-year periods. The Board considered that the fund outperformed its benchmark for the one-year period, even thought it underperformed the benchmark for the three-year period. The Board concluded that, in light of the fund's strong recent performance versus its benchmark and performance universe and the fund's long-term performance compared to the performance universe, it would be in the interest of the fund and its shareholders for the Board to renew the Agreement.

Strategy Income Allocation Fund. Information provided by the independent data service reflected that the fund's performance was comparable to or better than that of its performance universe for the one- and three-year periods. The fund's performance was comparable to that of its benchmark for the one-year period, even though the fund underperformed its benchmark for the three-year period. The Board concluded that, in light of the fund's recent competitive performance versus its benchmark and performance universe and the fund's long-term competitive performance vis-à-vis its performance universe, it would be in the interest of the fund and its shareholders for the Board to renew the Agreement.

Costs of Services and Profits Realized by USBAM

The Board examined USBAM's costs in serving as the funds' investment manager, including the costs associated with the personnel and systems necessary to manage each fund. The Board also considered the profitability of USBAM and its affiliates from their relationship with each fund. For each fund, the Board examined fee and expense information as compared to that of other funds and accounts managed by USBAM and of comparable funds managed by other advisers. The Board found that while the advisory fees for USBAM's institutional separate accounts are lower than the funds' advisory fees, the funds receive additional services from USBAM that separate accounts do not receive.

Using information provided by an independent data service, the Board also evaluated each fund's advisory fee compared to the median advisory fee for other mutual funds similar in size, character and investment strategy, and each fund's expense ratio after waivers compared to the median expense ratio, after waivers, of comparable funds. In connection with its review of fund fees and expenses, the Board asked USBAM to articulate its pricing philosophy. USBAM responded that it attempts generally to maintain each fund's total operating expenses at a level that approximates the median of a peer group of funds selected by an independent data service. In addition, USBAM committed to waive its investment advisory fees to the extent necessary to maintain the funds' total expense ratios at levels generally in line with their respective peer groups. The Board noted that the information provided by an independent data service reflected that each fund's contractual advisory fee is equal to its peer group median advisory fee, and that, after waivers, each fund's advisory fee is lower than its peer group median. The Board also noted that each fund's expense ratio after waivers was significantly lower than its peer group median expense ratio. The Board concluded USBAM's pricing philosophy is a reasonable one and that the funds' advisory fees and expense ratios are reasonable in light of the services provided.

Economies of Scale in Providing Investment Advisory Services

The Board considered the extent to which each fund's management fee reflects economies of scale for the benefit of fund shareholders. Based on information provided by USBAM, the Board noted that profitability will likely increase somewhat as assets grow over time. The Board considered that, although the funds do not have advisory fee breakpoints in place, USBAM has committed to waive advisory fees to the extent necessary to keep each fund's total expenses generally in line with the median total expenses of a peer group of funds as selected by an independent data service. The median total expense ratio of a fund's peer group will necessarily reflect the effect of any breakpoints in the advisory fee schedules of the funds in that group. Therefore, by capping a fund's total expense ratio at a level close to the median expense ratio, fund shareholders will effectively receive the benefit of any breakpoints in the comparable funds' advisory fee schedules. In light of USBAM's

FIRST AMERICAN FUNDS Annual Report 2005

NOTICE TO SHAREHOLDERS August 31, 2005 (unaudited)

commitment to keep total fund expenses competitive, the Board concluded that it would be reasonable and in the best interest of each fund and its shareholders to renew the Agreement.

Other Benefits to USBAM

In evaluating the benefits that accrue to USBAM through its relationship with the funds, the Board noted that USBAM and certain of its affiliates serve the funds in various capacities, including as adviser, administrator, sub-administrator, transfer agent, distributor, and custodian, and receive compensation from the funds in connection with providing services to the funds. The Board considered that each service provided to the funds by USBAM or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

After full consideration of these and other factors, the Board concluded that approval of the Agreement was in the best interest of each fund and its shareholders.

FIRST AMERICAN FUNDS Annual Report 2005

Directors and Officers of the Funds

Independent Directors

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director †
Benjamin R. Field III, P.O. Box 1329, Minneapolis, MN 55440-1329 (1938)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since September 2003	Retired; Senior Financial Advisor, Bemis Company, Inc. from May 2002 through June 2004; Senior Vice President, Chief Financial Officer & Treasurer, Bemis, through April 2002.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios	None

Roger A. Gibson, P.O. Box 1329, Minneapolis, MN 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since October 1997	Retired; Vice President – Cargo, United Airlines, from July 2001 through July 2004; Vice President, North America – Mountain Region for United Airlines, prior to July 2001.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios	None

Victoria J. Herget, P.O. Box 1329, Minneapolis, MN 55440-1329 (1951)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since September 2003	Investment consultant and non-profit board member since 2001; Managing Director of Zurich Scudder Investments through 2001.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios	None

Leonard W. Kedrowski, P.O. Box 1329, Minneapolis, MN 55440-1329 (1941)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since June 1996	Owner, Executive and Management Consulting, Inc., a management consulting firm; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; former Chief Executive Officer, Creative Promotions International, LLC, a promotional award programs and products company, through October 2003; Advisory Board member, Designer Doors, manufacturer of designer doors, through 2002.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios	None

Richard K. Riederer, P.O. Box 1329, Minneapolis, MN 55440-1329 (1944)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since August 2001	Retired; Director, President and Chief Executive Officer, Weirton Steel through 2001.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios	Cleveland- Cliffs Inc (a producer of iron ore pellets)

Joseph D. Strauss, P.O. Box 1329, Minneapolis, MN 55440-1329 (1940)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since June 1996	Owner, Chairman and Chief Executive Officer, Excensus(TM), LLC, a consulting firm, since 2001; owner and President, Strauss Management Company, a Minnesota holding company for various organizational management business ventures; owner, Chairman and Chief Executive Officer, Community Resource Partnerships, Inc., a strategic planning, operations management, government relations, transportation planning and public relations organization; attorney at law.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios	None

FIRST AMERICAN FUNDS Annual Report 2005

NOTICE TO SHAREHOLDERS August 31, 2005 (unaudited)

Independent Directors - continued

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director †
Virginia L. Stringer, P.O. Box 1329, Minneapolis, MN 55440-1329 (1944)	Chair; Director	Chair Term three years. Directors Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Chair of FASF's Board since September 1997; Director of FASF since June 1996	Owner and President, Strategic Management Resources, Inc., a management consulting firm; Executive Consultant to State Farm Insurance Company through 2003.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios	None

James M. Wade, P.O. Box 1329, Minneapolis, MN 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since August 2001	Owner and President, Jim Wade Homes, a homebuilding company, since 1999.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios	None

†  Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800-677-FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.

FIRST AMERICAN FUNDS Annual Report 2005

Officers

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Thomas S. Schreier, Jr., U.S. Bancorp Asset Management, Inc., 800 Nicollet Mall, Minneapolis, MN 55402 (1962)*	President	Re-elected by the Board annually; President of FASF since February 2001	Chief Executive Officer of U.S. Bancorp Asset Management, Inc. since May 2001; prior thereto, Chief Executive Officer of First American Asset Management since December 2000 and of Firstar Investment & Research Management Company ("FIRMCO") since February 2001; Senior Managing Director and Head of Equity Research of U.S. Bancorp Piper Jaffray from October 1998 through December 2000.

Mark S. Jordahl, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1960)*	Vice President – Investments	Re-elected by the Board annually; Vice President – Investments of FASF since September 2001	Chief Investment Officer of U.S. Bancorp Asset Management, Inc. since September 2001; President and Chief Investment Officer, ING Investment Management – Americas, September 2000 to June 2001; Senior Vice President and Chief Investment Officer, ReliaStar Financial Corp., January 1998 to September 2000.

Jeffery M. Wilson, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1956)*	Vice President – Administration	Re-elected by the Board annually; Vice President – Administration of FASF since March 2000	Senior Vice President of U.S. Bancorp Asset Management, Inc. since May 2001; prior thereto, Senior Vice President of First American Asset Management.

Charles D Gariboldi Jr., U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1959)*	Treasurer	Re-elected by the Board annually; Treasurer of FASF since October 2004	Mutual Fund Treasurer, U.S. Bancorp Asset Management, Inc. since October 2004; prior thereto, Vice President of Investment Accounting and Fund Treasurer for Thrivent Financial for Lutherans.

Jill M. Stevenson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965)*	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FASF since September 2005	Assistant Treasurer, U.S. Bancorp Asset Management, Inc., since September 2005; prior thereto, Director, Senior Project Manager, U.S. Bancorp Asset Management, Inc., from May 2003. Prior to that, Vice President, Director of Operations, Paladin Investment Associates, LLC.

David H. Lui, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1960)*	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FASF since February 2005	Chief Compliance Officer for First American Funds and U.S. Bancorp Asset Management, Inc. since February 2005. Prior thereto, Chief Compliance Officer, Franklin Advisors, Inc. and Chief Compliance Counsel, Franklin Templeton Investments from March 2004. Prior to that Vice President Charles Schwab & Co,. Inc.

Kathleen L. Prudhomme, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1953)*	Secretary	Re-elected by the Board annually; Secretary of FASF since December 2004; prior thereto, Assistant Secretary of FASF since September 1998	Deputy General Counsel, U.S. Bancorp Asset Management Inc. since November 2004; prior thereto, Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm.

James D. Alt, 50 South Sixth Street, Suite 1500, Minneapolis, MN 55402 (1951)	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FASF since December 2004; prior thereto, Secretary of FASF since June 2002; Assistant Secretary of FASF from September 1998 through June 2002	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm.

Brett L. Agnew, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1971)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FASF since December 2004	Attorney for U.S. Bancorp Asset Management, Inc. since August 2004; 2001-2004, Senior Counsel, Thrivent Financial for Lutherans; prior thereto, Consultant, Principal Financial Group.

James R. Arnold, 615 E. Michigan Street, Milwaukee, WI 53202 (1957)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FASF since June 2003	Vice President, U.S. Bancorp Fund Services, LLC since March 2002; prior thereto, Senior Administration Services Manager, UMB Fund Services, Inc.

Douglas G. Hess, 615 E. Michigan Street, Milwaukee, WI 53202 (1967)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FASF since September 2001	Vice President, U.S. Bancorp Fund Services, LLC.

*  Messrs. Schreier, Jordahl, Wilson, Gariboldi, Lui and Agnew, and Ms. Stevenson and Ms. Prudhomme are each officers and/or employees of U.S. Bancorp Asset Management, Inc. which serves as investment adviser and administrator for FASF. Messrs. Hess and Arnold are officers of U.S. Bancorp Fund Services, LLC, which is a subsidary of U.S. Bancorp and which serves as Transfer Agent for FASF.

FIRST AMERICAN FUNDS Annual Report 2005

Board of Directors First American Strategy Funds, Inc.

Virginia Stringer

Chairperson of First American Strategy Funds, Inc.

Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Strategy Funds, Inc.

Retired; former Senior Vice President, Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Strategy Funds, Inc.

Retired; former Vice President of Cargo-United Airlines

Victoria Herget

Director of First American Strategy Funds, Inc.

Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski

Director of First American Strategy Funds, Inc.

Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Strategy Funds, Inc.

Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss

Director of First American Strategy Funds, Inc.

Owner and President of Strauss Management Company

James Wade

Director of First American Strategy Funds, Inc.

Owner and President of Jim Wade Homes

First American Strategy Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.  The views expressed in this report reflect those of the portfolio managers only through the period ended August 31, 2005.  The portfolio managers’ views are subject to change at any time based upon market or other conditions.

This report is for the information of shareholders of the First American Strategy Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the Funds.  Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

ADMINISTRATOR

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

SUB-ADMINISTRATOR

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

CUSTODIAN

U.S. Bank National Association

180 East Fifth Street

St. Paul, Minnesota 55101

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

220 South Sixth Street

Suite 1400

Minneapolis, Minnesota 55402

COUNSEL

Dorsey & Whitney LLP

50 South Sixth Street

Suite 1500

Minneapolis, Minnesota 55402

First American Funds

P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0284-05   10/2005     AR-LIFECYCLE

Item 2—Code of Ethics

(a) The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item.

(c) During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provisions of its code of ethics.

(d) The registrant undertakes to furnish a copy of its code of ethics to any person upon request, without charge, by calling 1-800-677-3863.

Item 3—Audit Committee Financial Expert

The registrant’s Board of Directors has determined that Leonard W. Kedrowski, Benjamin R. Field III, and Richard K. Riederer, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.

Item 4—Principal Accountant Fees and Services

(a) Audit Fees - Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $35,176 in the fiscal period ended August 31, 2005, $10,296 in the fiscal year ended September 30, 2004 and $7,606 in the fiscal year ended September 30, 2003,  including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b) Audit-Related Fees – E&Y billed the registrant audit-related fees totaling $441 in the fiscal period ended August 31, 2005, $581 in the fiscal year ended September 30, 2004 and $0 in the fiscal year ended September 30, 2003, including fees associated with the semi-annual review of fund disclosures.

(c) Tax Fees - E&Y billed the registrant fees of $6,122 in the fiscal period ended August 31, 2005, $1,873 in the fiscal year ended September 30, 2004 and $3,239 in the fiscal year ended September 30, 2003, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d) All Other Fees - There were no fees billed by E&Y for other services to the registrant during the fiscal period ended August 31, 2005 and the fiscal year ended September 30, 2004.

(e)(1) The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the First American Funds (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:

• Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

• Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

• Meet quarterly with the partner of the independent audit firm

• Consider approving categories of service that are not deemed to impair independence for a one-year period

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the funds’ independent audit firm directly for the funds. At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

• Annual Fund financial statement audits

• Seed audits (related to new product filings, as required)

• SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

• Accounting consultations

• Fund merger support services

• Other accounting related matters

• Agreed Upon Procedure Reports

• Attestation Reports

• Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

• Tax compliance services related to the filing or amendment of the following:

• Federal, state and local income tax compliance, and

• Sales and use tax compliance

• Timely RIC qualification reviews

• Tax distribution analysis and planning

• Tax authority examination services

• Tax appeals support services

• Accounting methods studies

• Fund merger support services

• Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

• Management functions

• Accounting and bookkeeping services

• Internal audit services

• Financial information systems design and implementation

• Valuation services supporting the financial statements

• Actuarial services supporting the financial statements

• Executive recruitment

• Expert services (e.g., litigation support)

• Investment banking

Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to U.S. Bancorp Asset Management, Inc., U.S. Bank N.A., Quasar Distributors, U.S. Bancorp Fund Services, LLC and any other entity under common control with U.S. Bancorp Asset Management, Inc., that provides ongoing services to the funds. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the funds.

Although the Committee is not required to pre-approve all services provided to U.S. Bancorp Asset Management, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2) All of the services described in paragraphs (b) through (d) of this Item 4 that were provided to the registrant on or after May 6, 2003, the effective date of SEC rules relating to the pre-approval of non-audit services, were pre-approved by the audit committee.

(f) All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $32,263 in the fiscal period ended August 31, 2005, $33,204 in the fiscal year ended September 30, 2004 and $135,439 in the fiscal year ended September 30, 2003, including services provided prior to May 6, 2003, the effective date of SEC rules relating to the pre-approval of non-audit services.

(h) The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved and that were rendered on or after May 6, 2003 (the effective date of SEC rules relating to the pre-approval of non-audit services), is compatible with maintaining E&Y’s independence.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this item.

Item 11—Controls and Procedures

(a)          The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)  Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)  Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)  Not applicable.

(b) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Strategy Funds, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: November 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: November 7, 2005

By:
/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: November 7, 2005